 As filed with the Securities and Exchange Commission on September 27, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03802

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

JULY 31, 2012

Schedule of Investments Neuberger Berman Core Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000’s omitted)		($000’s omitted)z

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (28.8%)
8,900	U.S. Treasury Bonds, 6.88%, due 8/15/25	14,119	ØØ
3,265	U.S. Treasury Bonds, 4.50%, due 2/15/36	4,516	ØØ
3,011	U.S. Treasury Inflation Index Bonds, 2.00%, due 1/15/26	3,940
12,262	U.S. Treasury Inflation Index Notes, 2.38%, due 1/15/17	14,267	ØØ
2,096	U.S. Treasury Inflation Index Notes, 1.13%, due 1/15/21	2,448	ØØ
10,000	U.S. Treasury Notes, 0.63%, due 2/28/13	10,026
10,000	U.S. Treasury Notes, 0.50%, due 5/31/13	10,026
5,980	U.S. Treasury Notes, 2.38%, due 10/31/14	6,266	ØØ
500	U.S. Treasury Notes, 3.25%, due 3/31/17	562
12,155	U.S. Treasury Notes, 3.63%, due 8/15/19	14,362	ØØ
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $77,319)	80,532

Mortgage-Backed Securities (51.3%)

Collateralized Mortgage Obligations (0.7%)
194	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 2.97%, due 9/20/35	134	µ
56	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.47%, due 7/20/36	46	µ
101	Countrywide Asset-Backed Certificates, Ser. 2005-IM2, Class A3, 0.52%, due 1/25/36	80	µ
252	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.62%, due 11/25/35	192
189	GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 3.00%, due 5/25/35	157	µ
317	GSR Mortgage Loan Trust, Ser. 2007-AR1, Class 2A1, 2.78%, due 3/25/47	225	µ
155	HSI Asset Loan Obligation, Ser. 2007-AR1, Class 2A1, 2.82%, due 1/25/37	93	µ
36	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR7, Class 3A1, 2.94%, due 5/25/36	22	µ
353	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR11, Class 2A1, 3.18%, due 6/25/36	196	µ
485	JP Morgan Mortgage Trust, Ser. 2005-A3, Class 7CA1, 2.95%, due 6/25/35	392	µ
154	Nomura Asset Acceptance Corp., Ser. 2007-2, Class A1A, 0.37%, due 4/25/47	68	µ
73	Opteum Mortgage Acceptance Corp., Ser. 2005-3, Class A1B, 0.51%, due 7/25/35	72	µ
230	Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 3.75%, due 9/25/35	145	µ
281	Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21, 3.93%, due 1/25/36	165	µ
104	Residential Accredit Loans, Inc., Ser. 2006-QO7, Class 3A2, 0.45%, due 9/25/46	52	µ
		2,039
Commercial Mortgage-Backed (12.7%)
390	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	438	ØØ
500	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	562
1,025	Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A4, 5.45%, due 1/15/49	1,169	ØØ
725	Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A4, 5.77%, due 6/10/49	825	µØØ
500	Banc of America Commercial Mortgage, Inc., Ser. 2007-4, Class ASB, 5.71%, due 2/10/51	526
500	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	543	ØØ
400	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	464
1,750	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A4, 5.32%, due 12/11/49	1,963
1,075	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.20%, due 12/10/49	1,245	µØØ
1,000	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A4, 5.31%, due 12/10/46	1,133	ØØ
83	Credit Suisse Mortgage Capital Certificates, Ser. 2007-TF2A, Class A1, 0.43%, due 4/15/22	76	µñ
80	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.87%, due 6/15/39	88	µ
1,200	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	1,342	ØØ
1,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.96%, due 9/15/39	1,099	µ
100	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	107
1,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	1,105	ØØ
250	Credit Suisse Mortgage Capital Certificates, Ser. 2008-C1, Class A3, 6.41%, due 2/15/41	284	µ
1,500	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A4, 6.00%, due 5/15/46	1,704	µØØ
344	DBUBS Mortgage Trust, Ser. 20011-LC1A, Class A1, 3.74%, due 11/10/46	373	ñ
850	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	961
2,050	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class A4, 5.74%, due 12/10/49	2,311	ØØ
600	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	673	ØØ
550	GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A4, 5.56%, due 11/10/39	629	ØØ
2,140	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.98%, due 8/10/45	2,410	µØØ
1,100	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A3, 5.34%, due 5/15/47	1,233	ØØ
1,200	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, due 6/12/47	1,367
1,950	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	2,207	ØØ
1,380	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 6.00%, due 6/15/49	1,542	µØØ
528	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class ASB, 5.69%, due 2/12/51	573	ØØ
1,219	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	1,409
1,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	1,094	ØØ
1,400	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.81%, due 6/12/50	1,524	µØØ
306	Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2, 5.61%, due 4/15/49	321
300	Morgan Stanley Capital I, Ser. 2007-IQ16, Class A4, 5.81%, due 12/12/49	350
1,755	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Class A3, 5.93%, due 6/15/49	1,958	µ
		35,608
Fannie Mae (15.7%)
22	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 0.49%, due 5/25/32	21	µ
4,447	Pass-Through Certificates, 6.00%, due 11/1/15 – 11/1/38	4,926	ØØ
9,109	Pass-Through Certificates, 5.00%, due 3/1/21 – 7/1/39	9,950	ØØ
9,809	Pass-Through Certificates, 5.50%, due 5/1/30 – 7/1/41	10,781	ØØ
74	Pass-Through Certificates, 8.50%, due 4/1/34	91
2,361	Pass-Through Certificates, 4.50%, due 5/1/40 – 6/1/41	2,563	ØØ
615	Pass-Through Certificates, 4.00%, due 12/1/41	660	ØØ
2,050	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	2,175	Ø
6,655	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	7,132	Ø
5,035	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	5,524	Ø
		43,823
Freddie Mac (22.2%)
2,735	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36	3,810	ØØ
3,082	Pass-Through Certificates, 5.00%, due 5/1/23 – 5/1/41	3,347	ØØ
23	Pass-Through Certificates, 6.50%, due 11/1/25	26
6,008	Pass-Through Certificates, 5.50%, due 5/1/35 – 11/1/38	6,567	ØØ
257	Pass-Through Certificates, 2.57%, due 2/1/37	274	µ
515	Pass-Through Certificates, 2.80%, due 4/1/37	552	µ
135	Pass-Through Certificates, 6.00%, due 12/1/37	149
6,060	Pass-Through Certificates, 4.50%, due 1/1/38 – 7/1/41	6,523	ØØ
2,288	Pass-Through Certificates, 4.00%, due 12/1/40 – 2/1/41	2,450	ØØ
13,720	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	14,526	Ø
21,725	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	23,229	Ø
525	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	573	Ø
		62,026
	Total Mortgage-Backed Securities (Cost $138,866)	143,496

Corporate Debt Securities (23.3%)

Aerospace & Defense (0.9%)
615	L-3 Communications Corp., Guaranteed Notes, 3.95%, due 11/15/16	662
1,135	L-3 Communications Corp., Guaranteed Notes, 5.20%, due 10/15/19	1,273	ØØ
560	United Technologies Corp., Senior Unsecured Notes, 4.50%, due 6/1/42	650
		2,585
Agriculture (0.7%)
400	BAT Int'l Finance PLC, Guaranteed Notes, 1.40%, due 6/5/15	402	ñ
1,185	Lorillard Tobacco Co., Guaranteed Notes, 8.13%, due 6/23/19	1,494	ØØ
		1,896
Auto Manufacturers (0.8%)
615	Toyota Motor Credit Corp., Senior Unsecured Notes, 0.88%, due 7/17/15	618
1,485	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.75%, due 5/22/17	1,530
		2,148
Banks (4.4%)
905	Bank of America Corp., Senior Unsecured Notes, 6.50%, due 8/1/16	1,022	ØØ
770	Bank of America Corp., Senior Unsecured Medium-Term Notes, Ser. L, 5.65%, due 5/1/18	850	ØØ
295	Bank of America Corp., Senior Unsecured Notes, 5.70%, due 1/24/22	337	ØØ
275	Bank of America Corp., Senior Unsecured Notes, 5.88%, due 2/7/42	316	ØØ
690	Citigroup, Inc., Senior Unsecured Notes, 2.65%, due 3/2/15	695	ØØ
670	Citigroup, Inc., Senior Unsecured Notes, 6.13%, due 11/21/17	765	ØØ
1,195	Goldman Sachs Group, Inc., Senior Notes, 3.30%, due 5/3/15	1,216
310	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.75%, due 1/24/22	339	ØØ
440	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37	452	ØØ
1,090	JPMorgan Chase & Co., Unsecured Medium-Term Notes, 1.88%, due 3/20/15	1,103	ØØ
810	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, Ser. F, 5.63%, due 9/23/19	819	ØØ
625	Morgan Stanley, Senior Unsecured Notes, 6.38%, due 7/24/42	628
735	Sumitomo Mitsui Banking Corp., Guaranteed Notes, 3.20%, due 7/18/22	744
455	UnionBanCal Corp., Senior Unsecured Notes, 3.50%, due 6/18/22	476
1,075	US Bancorp, Subordinated Medium-Term Notes, 2.95%, due 7/15/22	1,087
1,490	Wells Fargo & Co., Senior Notes, 1.50%, due 7/1/15	1,504	ØØ
		12,353
Beverages (2.4%)
1,430	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 2.50%, due 7/15/22	1,458	ØØ
350	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 3.75%, due 7/15/42	367
320	Diageo Investment Corp., Guaranteed Notes, 4.25%, due 5/11/42	364
1,190	Heineken NV, Senior Unsecured Notes, 3.40%, due 4/1/22	1,236	ñ
585	PepsiCo, Inc., Senior Unsecured Notes, 2.75%, due 3/5/22	611
1,030	Pernod-Ricard SA, Senior Unsecured Notes, 2.95%, due 1/15/17	1,063	ñØØ
615	Pernod-Ricard SA, Senior Unsecured Notes, 5.50%, due 1/15/42	696	ñ
870	SABMiller Holdings, Inc., Guaranteed Notes, 3.75%, due 1/15/22	954	ñ
		6,749
Biotechnology (0.0%)
100	Amgen, Inc., Senior Unsecured Notes, 5.15%, due 11/15/41	111

Commercial Services (0.2%)
555	ERAC USA Finance LLC, Guaranteed Notes, 7.00%, due 10/15/37	702	ñØØ

Computers (0.6%)
920	Hewlett-Packard Co., Senior Unsecured Notes, 2.60%, due 9/15/17	918	ØØ
675	Hewlett-Packard Co., Senior Unsecured Notes, 4.65%, due 12/9/21	709	ØØ
		1,627
Consumer Services (0.2%)
425	ADT Corp., Guaranteed Notes, 2.25%, due 7/15/17	431	ñ

Diversified Financial Services (0.9%)
285	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.00%, due 6/12/17	284
1,120	General Electric Capital Corp., Senior Unsecured Notes, 1.63%, due 7/2/15	1,132
985	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 2.30%, due 4/27/17	1,007
		2,423
Electric (1.4%)
1,720	Exelon Generation Co., LLC, Senior Unsecured Notes, 4.00%, due 10/1/20	1,782	ØØ
485	Georgia Power Co., Senior Unsecured Notes, 4.30%, due 3/15/42	540	ØØ
895	Pacific Gas & Electric Co., Senior Unsecured Notes, 4.45%, due 4/15/42	1,024
460	Progress Energy, Inc., Senior Unsecured Notes, 3.15%, due 4/1/22	472
		3,818
Food (0.6%)
550	Kraft Foods Group, Inc., Guaranteed Notes, 1.63%, due 6/4/15	559	ñ
440	Kraft Foods Group, Inc., Guaranteed Notes, 2.25%, due 6/5/17	454	ñ
675	Kraft Foods Group, Inc., Guaranteed Notes, 5.00%, due 6/4/42	762	ñ
		1,775
Healthcare - Products (0.2%)
650	Covidien Int'l Finance SA, Guaranteed Notes, 1.35%, due 5/29/15	657

Insurance (0.3%)
695	Prudential Financial, Inc., Senior Unsecured Medium-Term Notes, Ser. D, 3.88%, due 1/14/15	728	ØØ

Internet Software & Services (0.5%)
1,455	eBay, Inc., Senior Unsecured Notes, 1.35%, due 7/15/17	1,465

Machinery - Construction & Mining (0.2%)
475	Caterpillar, Inc., Senior Notes, 1.50%, due 6/26/17	483

Media (2.6%)
810	CBS Corp., Guaranteed Notes, 4.85%, due 7/1/42	855
1,260	DIRECTV Holdings LLC, Guaranteed Notes, 2.40%, due 3/15/17	1,293
290	DIRECTV Holdings LLC, Guaranteed Notes, 5.00%, due 3/1/21	332	ØØ
575	DIRECTV Holdings LLC, Guaranteed Notes, 6.00%, due 8/15/40	670	ØØ
565	NBCUniversal Media LLC, Senior Unsecured Notes, 6.40%, due 4/30/40	740
1,080	Time Warner Cable, Inc., Guaranteed Notes, 8.75%, due 2/14/19	1,467	ØØ
670	Time Warner Cable, Inc., Guaranteed Notes, 5.50%, due 9/1/41	782
555	Time Warner, Inc., Guaranteed Notes, 6.10%, due 7/15/40	682
280	Time Warner, Inc., Guaranteed Notes, 5.38%, due 10/15/41	321
		7,142
Mining (0.3%)
785	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes, 3.55%, due 3/1/22	792

Office - Business Equipment (0.2%)
480	Xerox Corp., Senior Unsecured Notes, 4.50%, due 5/15/21	500

Oil & Gas (1.7%)
1,020	Anadarko Petroleum Corp., Senior Unsecured Notes, 5.95%, due 9/15/16	1,180
555	Apache Corp., Senior Unsecured Notes, 4.75%, due 4/15/43	656
1,035	BP Capital Markets PLC, Guaranteed Notes, 1.85%, due 5/5/17	1,062
515	Devon Energy Corp., Senior Unsecured Notes, 1.88%, due 5/15/17	524
810	Encana Corp., Senior Unsecured Notes, 5.90%, due 12/1/17	935
335	Suncor, Inc., Senior Unsecured Notes, 6.50%, due 6/15/38	437
		4,794
Pharmaceuticals (1.1%)
470	Express Scripts Holding Co., Guaranteed Notes, 3.50%, due 11/15/16	498	ñØØ
1,500	Express Scripts Holding Co., Guaranteed Notes, 2.65%, due 2/15/17	1,539	ñØØ
1,065	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 1.63%, due 3/17/17	1,072	ñ
		3,109
Pipelines (0.3%)
815	TransCanada PipeLines Ltd., Senior Unsecured Notes, 2.50%, due 8/1/22	821

Retail (0.3%)
720	Target Corp., Senior Unsecured Notes, 4.00%, due 7/1/42	771

Steel Producers - Products (0.3%)
865	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	894	ØØ

Telecom - Integrated Services (0.4%)
1,075	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	1,254

Telecommunications (1.8%)
705	America Movil SAB de CV, Senior Unsecured Notes, 3.13%, due 7/16/22	725
525	AT&T, Inc., Senior Unsecured Notes, 6.55%, due 2/15/39	721
820	Deutsche Telekom Int'l Finance BV, Guaranteed Notes, 2.25%, due 3/6/17	829	ñ
1,695	Telefonaktiebolaget LM Ericsson, Senior Unsecured Notes, 4.13%, due 5/15/22	1,727
1,035	Telefonica Emisiones SAU, Guaranteed Notes, 5.46%, due 2/16/21	932	ØØ
		4,934
	Total Corporate Debt Securities (Cost $61,707)	64,962

Asset-Backed Securities (0.3%)
330	Carrington Mortgage Loan Trust, Ser. 2006-NC3, Class A3, 0.40%, due 8/25/36	113	µ
16	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 0.71%, due 12/25/33	15	µ
110	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.62%, due 1/25/36	50	µ
61	Countrywide Asset-Backed Certificates, Ser. 2006-BC1, Class 1A, 0.45%, due 4/25/36	46	µ
21	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB5, Class AV2, 0.51%, due 8/25/35	19	µ
341	Credit-Based Asset Servicing and Securitization, Ser. 2006-CB3, Class AV3, 0.42%, due 3/25/36	208	µ
37	Equifirst Mortgage Loan Trust, Ser. 2003-2, Class 3A3, 1.00%, due 9/25/33	33	µ
55	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 0.47%, due 4/25/33	52	µ
58	Household Home Equity Loan Trust, Ser. 2006-1, Class A1, 0.41%, due 1/20/36	55	µ
69	Household Home Equity Loan Trust, Ser. 2006-2, Class A2, 0.43%, due 3/20/36	63	µ
150	HSI Asset Securitization Corp. Trust, Ser. 2006-WMC1, Class A2, 0.35%, due 7/25/36	48	µ
642	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.88%, due 7/13/46	0	µ#*
42	Morgan Stanley Capital I, Ser. 2004-WMC3, Class B3, 4.30%, due 1/25/35	1	µ
251	Option One Mortgage Loan Trust, Ser. 2006-2, Class 2A2, 0.35%, due 7/25/36	124	µ
11	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.93%, due 3/25/33	8	µ
9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 0.79%, due 3/25/35	6	µ
4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 0.93%, due 1/25/34	3	µ
	Total Asset-Backed Securities (Cost $2,206)	844

NUMBER OF SHARES

Short-Term Investments (15.4%)
43,033,650	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $43,034)	43,034

	Total Investments (119.1%) (Cost $323,132)	332,868	##

	Liabilities, less cash, receivables and other assets [(19.1%)]	(53,266)	¢¢

	Total Net Assets (100.0%)	$279,602

See Notes to Schedule of Investments

JULY 31, 2012

Schedule of Investments Neuberger Berman Floating Rate Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z

Bank Loan Obligationsµ (85.5%)

Aerospace & Defense (1.2%)
1,050	Booz Allen Hamilton, Term Loan B-1, due 7/27/19	1,053	¢^^
1,191	Sequa, Term Loan B2, 6.25%, due 12/3/14	1,191	Ñ
458	Transdigm Inc., Term Loan B2, 4.00%, due 2/14/17	458
		2,702
Air Transport (0.8%)
1,085	Delta Air Lines, Term Loan B, 5.50%, due 4/20/17	1,086	¢^^
684	Formula One, Term Loan B, 5.75%, due 4/28/17	684
		1,770
All Telecom (3.1%)
2,247	Intelsat, Term Loan B, 5.25%, due 4/2/18	2,248
300	Level 3 Financing Inc., Term Loan B3, 5.75%, due 9/1/18	301
2,850	Level 3 Financing Inc., Term Loan B-2, 5.75%, due 9/1/18	2,856
1,626	Syniverse Technologies, Term Loan B2, 5.00%, due 4/10/19	1,620
		7,025
Automotive (1.9%)
1,285	Autoparts Holdings, Term Loan B, 6.50%, due 7/29/17	1,250
1,941	Chrysler Automotive, Term Loan B, 6.00%, due 5/24/17	1,970
1,040	Goodyear Tire & Rubber Company, Second Lien Term Loan, 4.75%, due 4/15/19	1,028
		4,248
Building & Development (3.1%)
3,199	Capital Automotive REIT, Term Loan B, 5.25%, due 3/11/17	3,194	¢^^
1,216	Custom Building Products, Term Loan B, 5.75%, due 3/19/15	1,210
1,047	Goodman Global Inc., Term Loan B, 5.75%, due 10/28/16	1,047
1,529	Realogy, Term Loan B-2, 4.50%, due 10/10/16	1,449	¢^^
91	Realogy, Letter of Credit, 4.55%, due 10/10/16	86
		6,986
Business Equipment & Services (6.3%)
40	Acosta Inc., Term Loan C, due 3/1/18	40	¢^^
1,308	Acosta Inc., Term Loan B, 5.75%, due 3/1/18	1,307
1,045	Advantage Sales & Marketing, Second Lien Term Loan B, 9.25%, due 6/18/18	1,040
1,547	Brickman Group Holdings Inc., Term Loan B, 5.50%, due 10/14/16	1,547
780	Brock Holdings III, Term Loan B, 6.00%, due 3/16/17	777
967	Brock Holdings III, Second Lien Term Loan B, 10.00%, due 3/16/18	958	Ñ
926	Ceridian Corp., Term Loan, 5.75%, due 5/9/17	910
1,785	KAR Auction Services, Term Loan B, 5.00%, due 5/19/17	1,795
1,551	Monitronics, Term Loan B, 5.50%, due 3/23/18	1,557
1,175	Protection One, Term Loan B-1, 5.75%, due 3/16/19	1,175
1,668	Quintiles Transnational Corp., Term Loan B, 5.00%, due 6/8/18	1,666
1,653	SymphonyIRI, Term Loan B-1, 5.00%, due 12/1/17	1,638
		14,410
Cable & Satellite Television (2.4%)
978	Cequel Communications LLC, Term Loan B, 4.00%, due 2/15/19	969
1,519	Charter Communications Operating LLC, Term Loan D, 4.00%, due 4/9/19	1,516
2,000	UPC Distribution, Term Loan AB, 4.75%, due 12/31/17	1,996
1,045	Wide Open West, Term Loan, due 7/15/18	1,034	¢^^
		5,515
Chemicals & Plastics (3.7%)
1,700	Ineos Holdings, Term Loan B-1, 6.50%, due 5/4/18	1,665	¢^^
1,528	OM Group Inc., Term Loan B, 5.75%, due 8/2/17	1,525
825	PQ Corporation, Second Lien Term Loan B, 6.75%, due 7/30/15	784
1,828	Styron, Term Loan B, 6.00%, due 8/2/17	1,693
1,551	Taminco, Term Loan B2, 5.25%, due 2/15/19	1,549
1,250	Univar, Term Loan B, 5.00%, due 6/30/17	1,240
		8,456
Clothing - Textiles (1.1%)
2,600	Wolverine Worldwide, Term Loan B, due 7/31/19	2,607	¢^^

Containers & Glass Products (3.2%)
1,725	Exopack, Term Loan B, 6.50%, due 5/31/17	1,720
335	Mauser, Term Loan B-2, 2.62%, due 6/13/15	286
335	Mauser, Term Loan C2, 2.87%, due 6/13/16	288
2,844	Reynolds Group, Term Loan C, 6.50%, due 8/9/18	2,880
2,215	Sealed Air, Term Loan B, 4.75%, due 10/3/18	2,239
		7,413
Cosmetics - Toiletries (0.4%)
993	Yankee Candle Company, Term Loan B, 5.25%, due 4/2/19	994

Drugs (0.2%)
514	Prestige Brands, Term Loan B, 5.25%, due 1/31/19	518

Electronics - Electrical (8.8%)
1,844	Aspect Software Inc., Term Loan B, 6.25%, due 5/7/16	1,844	Ñ¢^^
1,578	BOC Edwards, Term Loan B-1, 5.50%, due 5/31/16	1,570
1,010	CommScope, Term Loan B2, 4.25%, due 1/14/18	1,007
1,905	Datatel, Inc., Term Loan B, 6.25%, due 7/31/18	1,920
1,360	Epicor Software Corp., Term Loan B, 5.00%, due 5/16/18	1,351
1,852	Freescale Semiconductor, Term Loan B, 6.00%, due 2/22/19	1,798
1,959	Genesys, Term Loan B, 6.75%, due 1/31/19	1,976
2,960	Go Daddy, Term Loan B2, 5.50%, due 12/17/18	2,921
1,463	Kronos, Term Loan C, 6.25%, due 12/28/17	1,463
2,360	NXP Funding, Term Loan A2, 5.50%, due 3/4/17	2,355	¢^^
973	NXP Funding, Term Loan B, 5.25%, due 3/19/19	968
1,050	Paradigm, Term Loan, due 7/24/19	1,036	¢^^
		20,209
Equipment Leasing (1.1%)
993	AWAS, Term Loan B, 5.25%, due 6/10/16	989
1,643	AWAS, Term Loan, due 7/16/18	1,639	¢^^
		2,628
Farming - Agriculture (0.3%)
685	Bolthouse Farms, Term Loan B, 5.75%, due 2/11/16	684

Financial Intermediaries (9.2%)
2,693	CITCO, Term Loan B, 5.50%, due 6/29/18	2,656
1,634	First Data, Term Loan B4, 5.25%, due 3/24/17	1,580
608	Fortress Investment Group, Term Loan B, 5.75%, due 10/7/15	607
950	HarbourVest Partners, Term Loan B, 6.25%, due 12/17/16	945
1,560	International Lease Finance Co., Term Loan D, 5.00%, due 6/30/17	1,566
530	Lender Processing Services, Term Loan B, 5.50%, due 8/14/18	530
1,022	LPL Financial Services, Term Loan B, 4.00%, due 3/15/19	1,019
505	Nuveen, Term Loan B2, due 5/13/17	503	¢^^
1,720	Nuveen, Term Loan B-1, 7.25%, due 5/13/17	1,725
2,402	Ocwen Financial, Term Loan B, 7.00%, due 9/1/16	2,414	Ñ
2,022	Residential Capital, Term Loan A-1, due 11/18/13	2,031	¢^^
605	Residential Capital, Term Loan A2, due 11/18/13	611	¢^^
2,630	Springleaf, Term Loan B, 5.50%, due 5/10/17	2,510
1,797	Walter Investments, Term Loan B, 7.75%, due 6/30/16	1,807
535	Walter Investments, Second Lien Term Loan B, 12.50%, due 12/30/16	552
		21,056
Food & Drug Retailers (0.7%)
1,616	Rite Aid Corp., Term Loan D, 4.50%, due 3/3/18	1,589

Food Products (1.4%)
1,615	Del Monte Corp., Term Loan B, 4.50%, due 3/8/18	1,576	¢^^
1,690	Pinnacle Foods Group Inc., Term Loan E, 4.75%, due 9/1/18	1,681	Ñ
		3,257
Food Service (1.0%)
492	U.S. Foodservice Inc., Term Loan, 5.75%, due 3/31/17	468
1,933	U.S. Foodservice Inc., Term Loan B-1, 5.75%, due 3/31/17	1,842
		2,310
Health Care (8.9%)
940	Aurora Diagnostics, Term Loan B, 6.25%, due 5/26/16	930
1,955	Bausch & Lomb, Term Loan B, 5.25%, due 5/9/19	1,953
1,767	CareStream Health Inc., Term Loan B, 5.00%, due 2/25/17	1,708
1,326	EMS, Term Loan B, 5.25%, due 5/25/18	1,325
1,007	Grifols, Term Loan B2, 4.50%, due 6/1/17	1,005
990	Health Management Associates Inc., Term Loan B, 4.50%, due 11/16/18	990
1,378	IASIS Healthcare Corporation, Term Loan B, 5.00%, due 5/3/18	1,374
1,002	Immucor, Term Loan B, 7.25%, due 8/17/18	1,007
544	Kindred Healthcare, Term Loan B, 5.25%, due 6/1/18	532
2,050	Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, due 12/5/18	2,072
625	Royalty Pharma, Term Loan B2, 4.00%, due 11/9/18	623
579	Select Medical, Term Loan B, 5.50%, due 6/1/18	571
2,085	Sheridan Healthcare, Inc., Term Loan, 6.00%, due 6/29/18	2,082
2,153	United Surgical Partners, Term Loan B2, 6.00%, due 4/1/19	2,158	¢^^
973	Valeant Pharmaceuticals, Term Loan B, 4.75%, due 1/30/19	973
615	Valeant Pharmaceuticals, Term Loan C, due 2/13/19	616	¢^^
404	Valeant Pharmaceuticals, Term Loan, due 2/13/19	404	¢^^
		20,323
Home Furnishings (0.7%)
1,574	National Bedding Company LLC, Second Lien Term Loan B, 5.25%, due 2/28/14	1,556

Industrial Equipment (3.5%)
522	Colfax, Term Loan B, 4.50%, due 9/12/18	523
1,672	Generac Power Systems Inc., Term Loan B, 6.25%, due 5/30/18	1,674	¢^^
962	Goodyear Engineered Products, Term Loan B, due 7/2/14	935	¢^^
138	Goodyear Engineered Products, Term Loan B DD, due 7/2/14	134	¢^^
1,471	Husky Injection Molding, Term Loan B, 6.50%, due 7/2/18	1,473
468	Kion, Term Loan B, due 1/1/15	422	¢^^
468	Kion, Term Loan C, due 1/1/16	424	¢^^
1,388	Rexnord Corp., Term Loan B, 5.00%, due 4/1/18	1,394
933	Terex Corp., Term Loan B, 5.50%, due 4/28/17	937
		7,916
Insurance (0.5%)
550	Hologic, Term Loan, 4.50%, due 7/18/19	553
567	Sedgwick Holdings Inc., Term Loan B, 5.00%, due 12/31/16	564
		1,117
Leisure Goods - Activities - Movies (1.5%)
2,478	EMI Publishing, Term Loan B, due 3/2/18	2,490	¢^^
970	Six Flags Theme Parks Inc., Term Loan B, 4.25%, due 12/20/18	968
		3,458
Lodging & Casinos (3.1%)
1,492	Boyd Gaming Corporation, Term Loan A2, 6.00%, due 12/17/15	1,495
1,562	Mondrian Investment, Term Loan B, 5.50%, due 7/12/18	1,562
1,531	SkillSoft, Term Loan B, 6.50%, due 5/26/17	1,542
806	Station Casinos, Term Loan B-1, 3.25%, due 6/17/16	758
1,898	Station Casinos, Term Loan B-2, 4.25%, due 6/17/16	1,699	¢^^
		7,056
Nonferrous Metals - Minerals (1.4%)
1,460	Arch Coal, Term Loan B, 5.75%, due 5/14/18	1,432
604	Fairmount Minerals, Term Loan B-1, 5.25%, due 3/15/17	598
1,160	Walter Energy, Term Loan B, due 4/1/18	1,143	¢^^
		3,173
Oil & Gas (2.6%)
1,091	Chesapeake Energy, Term Loan B, 8.50%, due 12/2/17	1,088	¢^^
1,535	Everest Acquisition LLC, Term Loan B, 6.50%, due 4/24/18	1,552
3,767	Frac Tech, Term Loan B, 6.25%, due 5/6/16	3,230
		5,870
Publishing (2.0%)
991	Getty Images, Term Loan B-1, 4.00%, due 11/5/15	990
1,602	IWCO Direct, Term Loan B, 3.62%, due 8/7/14	1,258
167	IWCO Direct, Term Loan B DD, 3.62%, due 8/7/14	131
1,312	Postmedia Network, Term Loan B, 6.25%, due 7/13/16	1,287
842	Quad/Graphics, Term Loan B, 4.00%, due 7/26/18	831
		4,497
Radio & Television (1.9%)
1,051	Clear Channel, Term Loan A, 3.65%, due 7/30/14	943
693	Clear Channel, Term Loan B, 3.90%, due 1/29/16	524
1,945	Cumulus Media, Term Loan B-1, 5.75%, due 9/16/18	1,950
1,090	Univision Communications Inc., Term Loan, 4.50%, due 3/31/17	1,043
		4,460
Retail (0.6%)
1,325	PETCO Animal Supply Inc., Term Loan B-1, 4.50%, due 12/1/17	1,321

Retailers (except food & drug) (5.5%)
1,885	99¢ Only Stores, Term Loan B2, 5.25%, due 1/13/19	1,887
2,000	Amscan Holdings, Inc., Term Loan, due 7/25/19	2,003	¢^^
361	Bass Pro Shops, Term Loan B2, 5.25%, due 6/13/17	363
963	Bass Pro Shops, Term Loan B, 5.25%, due 6/13/17	967
723	Gymboree, Term Loan B, 5.00%, due 2/23/18	693
1,045	Lord & Taylor, Term Loan B, 5.75%, due 1/11/19	1,046
1,494	Michaels Stores Inc., Term Loan B-2, 5.00%, due 7/31/16	1,502
1,705	Neiman Marcus Group Inc., Term Loan B, 4.75%, due 5/16/18	1,691
1,484	Toys R US, Term Loan B, 6.00%, due 9/1/16	1,404
1,233	Toys R US, Term Loan B2, 5.25%, due 5/25/18	1,145	¢^^
		12,701
Steel (0.9%)
1,975	International Mill Services, Inc., Term Loan B, 5.75%, due 3/2/19	1,974

Surface Transport (0.6%)
868	Avis Budget Car Rental, Term Loan B-1, 6.25%, due 9/22/18	872
504	Avis Budget Car Rental, Term Loan B2, 4.25%, due 3/15/19	504
		1,376
Utilities (1.9%)
648	Calpine Corporation, Term Loan B, due 4/1/18	651	¢^^
1,967	GenOn Energy, Term Loan B, 6.00%, due 9/20/17	1,980
66	Longview Power, Letter of Credit, 0.35%, due 2/28/14	53
1,969	Longview Power, Term Loan B, 7.25%, due 10/31/17	1,557
		4,241
	Total Bank Loan Obligations (Cost $195,268)	195,416

Corporate Debt Securities (8.9%)

Airlines (0.3%)
510	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	530	ñ
243	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	256	ñØØ
		786
Chemicals (1.7%)
1,025	Hexion US Finance Corp., Senior Secured Notes, 6.63%, due 4/15/20	1,048
1,080	Momentive Performance Materials, Inc., Senior Secured Notes, 10.00%, due 10/15/20	1,093	ñ
1,860	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	1,358	ØØ
475	Taminco Global Chemical Corp., Secured Notes, 9.75%, due 3/31/20	499	ñ
		3,998
Consumer Commercial - Lease Financing (1.4%)
1,065	CIT Group, Inc., Senior Unsecured Notes, Ser. C, 5.25%, due 4/1/14	1,110	ñØØ
680	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	745	ñ
835	CIT Group, Inc., Senior Unsecured Notes, 5.50%, due 2/15/19	881	ñ
535	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 6.63%, due 11/15/13	559
		3,295
Electric - Generation (0.4%)
815	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	882	ñØØ

Electronics (0.3%)
685	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	721	ñ

Gaming (0.4%)
940	Chester Downs & Marina LLC, Senior Secured Notes, 9.25%, due 2/1/20	971	ñ

Health Facilities (0.5%)
960	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	1,033

Media - Broadcast (0.5%)
995	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,035	ñØØ

Media - Cable (0.2%)
520	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 8.63%, due 11/15/17	560	ñØØ

Packaging (0.9%)
1,410	Berry Plastics Corp., Secured Floating Rate Notes, 4.34%, due 9/15/14	1,392	µØØ
550	Berry Plastics Corp., Secured Notes, 9.50%, due 5/15/18	601	ØØ
		1,993
Printing & Publishing (0.2%)
490	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	485

Software - Services (0.7%)
1,490	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	1,555	ñ

Specialty Retail (0.4%)
770	Toys “R” Us Property Co. II LLC, Senior Secured Notes, 8.50%, due 12/1/17	832

Steel Producers - Products (0.7%)
1,615	Ryerson, Inc., Senior Secured Floating Rate Notes, 7.82%, due 11/1/14	1,567	µØØ

Telecom - Wireless (0.3%)
760	Wind Acquisition Finance SA, Senior Secured Notes, 7.25%, due 2/15/18	673	ñ
	Total Corporate Debt Securities (Cost $19,978)	20,386

NUMBER OF SHARES

Short-Term Investments (12.3%)
422,165	State Street Institutional Government Money Market Fund Institutional Class	422
27,722,708	State Street Institutional Liquid Reserves Fund Institutional Class	27,723	ØØ
	Total Short-Term Investments (Cost $28,145)	28,145

	Total Investments (106.7%) (Cost $243,391)	243,947	##

	Liabilities, less cash, receivables and other assets [(6.7%)]	(15,300)

	Total Net Assets (100.0%)	$228,647

See Notes to Schedule of Investments

JULY 31, 2012

Schedule of Investments Neuberger Berman High Income Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z

Bank Loan Obligationsµ (9.4%)

All Telecom (1.0%)
12,055	Crown Castle, Term Loan B, 4.00%, due 1/31/19	12,021	¢^^
6,799	Level 3 Financing, Inc., Term Loan, due 3/13/14	6,771	¢^^
6,352	Level 3 Financing, Inc., Term Loan B3, 5.75%, due 9/1/18	6,366
3,785	Syniverse Technologies, Term Loan B2, 5.00%, due 4/10/19	3,771
		28,929
Automotive (1.0%)
12,480	Chrysler Automotive, Term Loan B, 6.00%, due 5/24/17	12,667	¢^^
16,704	Goodyear Tire & Rubber Company, Second Lien Term Loan, 4.75%, due 4/15/19	16,513
		29,180
Building & Development (0.7%)
21,630	Realogy, Term Loan B, due 10/10/16	20,494	¢^^

Business Equipment & Services (0.7%)
7,235	Monitronics, Term Loan B, 5.50%, due 3/23/18	7,262
13,642	ServiceMaster, Term Loan B, due 7/24/14	13,564	¢^^
1,358	ServiceMaster, Term Loan B DD, due 7/24/14	1,351	¢^^
		22,177
Cable & Satellite Television (0.3%)
7,938	Charter Communications Operating LLC, Term Loan D, 4.00%, due 4/9/19	7,923

Electronics - Electrical (0.2%)
5,087	Datatel, Inc., Term Loan B, 6.25%, due 7/31/18	5,127

Financial Intermediaries (1.3%)
12,033	First Data, Term Loan B4, 5.25%, due 3/24/17	11,634
29,892	Springleaf, Term Loan B, 5.50%, due 5/10/17	28,535	¢^^
		40,169
Health Care (1.0%)
8,751	EMS, Term Loan B, 5.25%, due 5/25/18	8,743
8,194	Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, due 12/5/18	8,284
4,489	United Surgical Partners, Term Loan B, 5.25%, due 4/19/17	4,448
8,678	United Surgical Partners, Term Loan B2, 6.00%, due 4/1/19	8,700
		30,175
Health Facilities (0.4%)
11,125	HCA, Inc., Term Loan B2, due 3/31/17	10,953	¢^^

Insurance (0.2%)
6,126	Hologic, Term Loan, due 7/18/19	6,164	¢^^

Lodging & Casinos (0.8%)
16,512	Caesars Entertainment Operating Co., Term Loan B5, 4.50%, due 1/28/18	13,959
10,335	Station Casinos, Term Loan B-2, due 6/17/16	9,250	¢^^
		23,209
Nonferrous Metals - Minerals (0.3%)
10,430	Arch Coal, Term Loan B, 5.75%, due 5/14/18	10,226

Oil & Gas (0.4%)
12,812	Chesapeake Energy, Term Loan B, 8.50%, due 12/2/17	12,775

Publishing (0.2%)
5,372	Cengage Learning, Term Loan B1, 5.75%, due 7/31/17	4,618	¢^^

Radio & Television (0.3%)
4,035	Clear Channel, Term Loan A, 3.65%, due 7/30/14	3,617
6,266	Univision Communications, Inc., Term Loan, due 3/31/17	5,997	¢^^
		9,614
Retailers (except food & drug) (0.2%)
7,497	Amscan Holdings, Inc., Term Loan, due 7/25/19	7,506	¢^^

Utilities (0.4%)
12,030	Calpine Corporation, Term Loan B, 4.50%, due 4/1/18	12,083
	Total Bank Loan Obligations (Cost $280,363)	281,322

Corporate Debt Securities (86.2%)

Airlines (1.1%)
7,865	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	8,180	ñØØ
9,793	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	10,319	ñØØ
8,926	United Airlines, Inc., Senior Secured Notes, 9.88%, due 8/1/13	9,238	ñØØ
3,373	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	3,862
		31,599
Auto Loans (0.6%)
17,265	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 5.88%, due 8/2/21	19,066

Automakers (0.9%)
10,195	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.00%, due 6/15/19	10,603
5,785	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	7,759
2,670	Ford Motor Co., Senior Unsecured Notes, 8.90%, due 1/15/32	3,431
3,734	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	5,204
		26,997
Banking (3.9%)
1,270	Ally Financial, Inc., Guaranteed Notes, Ser. 8, 6.75%, due 12/1/14	1,370
3,435	Ally Financial, Inc., Guaranteed Notes, 8.30%, due 2/12/15	3,817
13,340	Ally Financial, Inc., Guaranteed Notes, 4.63%, due 6/26/15	13,764
17,275	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	17,997	ØØ
13,230	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	14,305	ØØ
1,695	Ally Financial, Inc., Subordinated Notes, 8.00%, due 12/31/18	1,934
24,865	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	29,558	ØØ
5,515	Ally Financial, Inc., Guaranteed Notes, 7.50%, due 9/15/20	6,432
24,260	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 11/1/31	29,051	ØØ
		118,228
Building & Construction (0.6%)
1,040	Beazer Homes USA, Inc., Guaranteed Notes, 9.13%, due 5/15/19	1,013
6,950	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	6,915	ñ
6,185	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	6,726
3,065	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	3,441
		18,095
Building Materials (1.4%)
4,910	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	5,278
5,920	Ply Gem Industries, Inc., Senior Secured Notes, 8.25%, due 2/15/18	6,142
17,520	USG Corp., Senior Unsecured Notes, 9.75%, due 1/15/18	18,703
12,490	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	13,364	ñ
		43,487
Chemicals (2.7%)
5,025	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	5,728
3,750	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	4,313
25,885	LyondellBasell Industries NV, Senior Unsecured Notes, 5.00%, due 4/15/19	28,085
4,425	LyondellBasell Industries NV, Senior Unsecured Notes, 6.00%, due 11/15/21	5,089
1,450	LyondellBasell Industries NV, Senior Unsecured Notes, 5.75%, due 4/15/24	1,642
10,685	Momentive Performance Materials, Inc., Senior Secured Notes, 10.00%, due 10/15/20	10,819	ñ
33,444	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	24,414	ØØ
		80,090
Computer Hardware (0.3%)
8,110	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	8,809

Consumer - Commercial Lease Financing (6.0%)
4,705	American General Finance, Inc., Senior Unsecured Medium-Term Notes, Ser. I, 5.40%, due 12/1/15	4,046
2,695	CIT Group, Inc., Senior Unsecured Notes, 4.75%, due 2/15/15	2,803	ñ
5,977	CIT Group, Inc., Guaranteed Notes, 7.00%, due 5/2/16	6,007	ñ
2,262	CIT Group, Inc., Guaranteed Notes, 7.00%, due 5/2/17	2,273	ñ
4,618	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	4,826
19,190	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	21,013	ñ
42,845	CIT Group, Inc., Senior Unsecured Notes, 5.50%, due 2/15/19	45,201	ñ
3,240	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. Q, 5.25%, due 1/10/13	3,281
14,430	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 6.63%, due 11/15/13	15,079
8,035	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.65%, due 6/1/14	8,316
14,245	Int'l Lease Finance Corp., Senior Secured Notes, 6.50%, due 9/1/14	15,207	ñ
17,770	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	20,036
6,545	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	7,617
1,965	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	2,299
1,315	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 4/1/19	1,367
5,880	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	6,181
11,305	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 1/15/22	13,601
		179,153
Consumer Products (0.3%)
8,670	PC Merger Sub, Inc., Senior Notes, 8.88%, due 8/1/20	8,973	ñ

Department Stores (0.8%)
28,235	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	25,306

Electric - Generation (3.1%)
6,450	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	6,982	ñ
4,685	Calpine Corp., Senior Secured Notes, 7.88%, due 7/31/20	5,282	ñ
7,505	Edison Mission Energy, Senior Unsecured Notes, 7.75%, due 6/15/16	4,128
20,650	Edison Mission Energy, Senior Unsecured Notes, 7.00%, due 5/15/17	11,254
21,485	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	11,548
4,948	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	2,629
16,100	NRG Energy, Inc., Guaranteed Notes, 8.50%, due 6/15/19	17,227
9,815	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	10,576
22,895	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	24,326
		93,952
Electric - Integrated (0.9%)
6,650	CMS Energy Corp., Senior Unsecured Notes, 4.25%, due 9/30/15	6,962
270	CMS Energy Corp., Senior Unsecured Notes, 6.55%, due 7/17/17	309
185	CMS Energy Corp., Senior Unsecured Notes, 5.05%, due 2/15/18	201
13,535	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	15,092	ñ
3,545	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	3,652
		26,216
Electronics (1.7%)
13,820	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	13,543
18,930	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	18,788	c
9,610	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	10,114	ñ
6,980	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	7,469	ñ
1,915	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	2,193	ñ
		52,107
Energy - Exploration & Production (9.8%)
3,510	ATP Oil & Gas Corp., Secured Notes, 11.88%, due 5/1/15	1,351
14,220	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	15,287
2,575	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	2,581
2,110	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 8/15/18	2,115
9,880	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	9,831
19,655	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	19,213
10,170	Cimarex Energy Co., Guaranteed Notes, 5.88%, due 5/1/22	10,831
20,120	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	22,635
29,641	Everest Acquisition LLC/Everest Acquisition Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	31,901	ñ
19,230	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	17,403
18,285	Linn Energy LLC, Guaranteed Notes, 6.25%, due 11/1/19	18,102	ñ
10,375	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	11,257
15,776	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	16,644
11,855	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	12,803
4,760	Newfield Exploration Co., Senior Unsecured Notes, 5.63%, due 7/1/24	5,075
3,665	Pioneer Natural Resources Co., Guaranteed Notes, 5.88%, due 7/15/16	4,146
4,500	Plains Exploration & Production Co., Guaranteed Notes, 7.63%, due 6/1/18	4,815
8,580	Plains Exploration & Production Co., Guaranteed Notes, 8.63%, due 10/15/19	9,653
8,060	Plains Exploration & Production Co., Guaranteed Notes, 6.63%, due 5/1/21	8,544
16,550	Plains Exploration & Production Co., Guaranteed Notes, 6.75%, due 2/1/22	17,708
1,100	Range Resources Corp., Guaranteed Notes, 8.00%, due 5/15/19	1,218
4,495	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	4,776
2,910	Range Resources Corp., Guaranteed Notes, 5.00%, due 8/15/22	2,997
13,700	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	14,248	ñ
10,155	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 1/15/17	10,409
18,135	WPX Energy, Inc., Senior Unsecured Notes, 6.00%, due 1/15/22	18,498
		294,041
Food & Drug Retailers (0.6%)
1,205	Rite Aid Corp., Guaranteed Notes, 9.50%, due 6/15/17	1,234
3,985	Rite Aid Corp., Secured Notes, 10.25%, due 10/15/19	4,493
11,124	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	12,528
		18,255
Gaming (3.2%)
3,580	Boyd Gaming Corp., Senior Subordinated Notes, 7.13%, due 2/1/16	3,455
7,645	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	8,056
5,185	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	5,451	ñ
12,711	CityCenter Holdings LLC, Secured Notes, 10.75%, due 1/15/17	13,394	c
4,526	MGM Mirage, Inc., Senior Secured Notes, 10.38%, due 5/15/14	5,137
3,410	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	3,525
1,805	MGM Mirage, Inc., Senior Secured Notes, 9.00%, due 3/15/20	2,010
36,455	MGM Resorts Int'l, Guaranteed Notes, 7.75%, due 3/15/22	36,546
6,120	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	6,548
7,345	Seminole Indian Tribe of Florida, Notes, 7.75%, due 10/1/17	8,025	ñ
3,057	Wynn Las Vegas LLC, 1st Mortgage, 7.75%, due 8/15/20	3,393
		95,540
Gas Distribution (5.2%)
830	Access Midstream Partners L.P., Guaranteed Notes, 5.88%, due 4/15/21	828
14,905	Access Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	15,017
10,695	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	11,310
11,415	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	12,128
10,400	El Paso Corp., Senior Unsecured Notes, 7.00%, due 6/15/17	11,916
5,765	El Paso Corp., Senior Unsecured Notes, 7.25%, due 6/1/18	6,650
5,970	El Paso Corp., Senior Unsecured Global Medium-Term Notes, 7.75%, due 1/15/32	6,992
6,535	El Paso Energy Corp., Senior Unsecured Global Medium-Term Notes, 7.80%, due 8/1/31	7,596
16,665	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	19,040
11,870	Ferrellgas L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	12,701
7,345	Inergy L.P., Guaranteed Notes, 7.00%, due 10/1/18	7,584
7,085	Inergy L.P., Guaranteed Notes, 6.88%, due 8/1/21	7,280
4,055	Kinder Morgan Finance Co., Guaranteed Notes, 5.70%, due 1/5/16	4,314
13,770	Kinder Morgan Finance Co., Senior Secured Notes, 6.00%, due 1/15/18	14,623	ñ
6,160	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	6,560
10,155	Regency Energy Partners L.P., Guaranteed Notes, 6.88%, due 12/1/18	10,866
		155,405
Health Facilities (4.0%)
1,345	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	1,308
1,985	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	1,930
1,370	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	1,250
22,155	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	24,966
7,195	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	8,041
7,490	HCA, Inc., Senior Secured Notes, 7.88%, due 2/15/20	8,426
5,590	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	6,016
13,195	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	14,581
8,070	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 5.88%, due 3/15/24	8,635	ñ
3,590	Tenet Healthcare Corp., Senior Unsecured Notes, 9.25%, due 2/1/15	4,012
18,410	Tenet Healthcare Corp., Senior Secured Notes, 8.88%, due 7/1/19	20,872
14,955	United Surgical Partners Int'l, Inc., Senior Unsecured Notes, 9.00%, due 4/1/20	16,114	ñ
3,395	Universal Health Services, Inc., Senior Secured Notes, 7.13%, due 6/30/16	3,883
		120,034
Hotels (0.5%)
12,475	Host Hotels & Resorts L.P., Unsubordinated Notes, Ser. W, 5.88%, due 6/15/19	13,691
1,400	Host Hotels & Resorts L.P., Senior Unsecured Notes, 6.00%, due 10/1/21	1,572
		15,263
Investments & Misc. Financial Services (1.8%)
22,510	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	23,664
5,815	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	6,178
22,805	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	24,230	ñ
		54,072
Leisure (0.3%)
7,095	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	7,986
Machinery (1.5%)
20,900	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	24,505
1,620	Terex Corp., Senior Subordinated Notes, 8.00%, due 11/15/17	1,705
5,355	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	5,543
5,280	The Manitowoc Co., Inc., Guaranteed Notes, 9.50%, due 2/15/18	5,821
5,585	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	6,088
		43,662
Media - Broadcast (2.9%)
4,560	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	5,164
11,545	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.50%, due 9/15/14	9,553
18,965	Clear Channel Communications, Inc., Guaranteed Notes, 10.75%, due 8/1/16	11,000
14,370	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	13,939
3,950	Sirius XM Radio, Inc., Guaranteed Notes, 8.75%, due 4/1/15	4,483	ñ
13,671	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	14,218	ñ
18,560	Univision Communications, Inc., Guaranteed Notes, 8.50%, due 5/15/21	18,746	ñ
8,365	XM Satellite Radio, Inc., Guaranteed Notes, 7.63%, due 11/1/18	9,076	ñ
		86,179
Media - Cable (4.2%)
3,000	Cablevision Systems Corp., Senior Unsecured Notes, 7.75%, due 4/15/18	3,263
9,405	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	10,334
25	CCO Holdings LLC, Guaranteed Notes, 7.88%, due 4/30/18	27
9,015	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	9,894
2,965	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	3,350
12,480	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 8.63%, due 11/15/17	13,447	ñ
2,870	CSC Holdings LLC, Senior Unsecured Notes, 8.50%, due 4/15/14	3,164
3,890	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	4,405
13,705	CSC Holdings LLC, Senior Unsecured Notes, 6.75%, due 11/15/21	14,938	ñ
3,615	DISH DBS Corp., Guaranteed Notes, 7.75%, due 5/31/15	4,044
4,510	DISH DBS Corp., Guaranteed Notes, 4.63%, due 7/15/17	4,578	ñ
10,075	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	11,020
29,425	DISH DBS Corp., Guaranteed Notes, 5.88%, due 7/15/22	30,308	ñ
9,475	EchoStar DBS Corp., Guaranteed Notes, 6.63%, due 10/1/14	10,221
3,745	EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16	4,134
		127,127
Media - Services (1.2%)
4,845	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 9.25%, due 12/15/17	5,233
3,595	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, 7.63%, due 3/15/20	3,442	ñ
425	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	466
23,530	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	25,853
		34,994
Medical Products (0.9%)
7,525	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	8,080	ñ
2,635	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	2,816	ñ
9,315	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	10,398	ñ
5,085	Hologic, Inc., Guaranteed Notes, 6.25%, due 8/1/20	5,377	ñØ
		26,671
Metals - Mining Excluding Steel (2.6%)
7,380	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	7,214
6,085	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 10/1/20	5,279
5,450	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 6/15/21	4,714
26,940	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 7.00%, due 11/1/15	27,614	ñ
18,010	FMG Resources (August 2006) Pty Ltd., Senior Unsecured Notes, 6.00%, due 4/1/17	17,965	ñ
6,700	FMG Resources (August 2006) Pty Ltd., Senior Unsecured Notes, 6.88%, due 4/1/22	6,683	ñ
8,500	Peabody Energy Corp., Guaranteed Notes, 6.00%, due 11/15/18	8,500	ñ
		77,969
Packaging (4.3%)
19,591	Berry Plastics Corp., Secured Notes, 9.50%, due 5/15/18	21,403
47,190	Berry Plastics Corp., Secured Notes, 9.75%, due 1/15/21	52,853
5,520	Crown Americas LLC, Guaranteed Notes, 7.63%, due 5/15/17	5,989
6,148	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	6,932
18,095	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	19,950
13,760	Reynolds Group Issuer, Inc., Senior Secured Notes, 9.88%, due 8/15/19	14,585	ñ
8,350	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	8,893
		130,605
Pharmaceuticals (1.0%)
7,175	Endo Pharmaceuticals Holdings, Inc., Guaranteed Notes, 7.00%, due 7/15/19	7,928
7,860	Jaguar Holding Co., Senior Unsecured Notes, 9.50%, due 12/1/19	8,735	ñ
2,860	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.50%, due 7/15/16	3,032	ñ
9,390	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	10,000	ñ
		29,695
Printing & Publishing (3.5%)
2,612	Cengage Learning Acquisitions, Inc., Secured Notes, 12.00%, due 6/30/19	2,240	ñ
9,920	Cengage Learning Acquisitions, Inc., Senior Secured Notes, 11.50%, due 4/15/20	10,342	ñ
5,310	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	5,987
21,175	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	23,398
5,905	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 8.60%, due 8/15/16	6,363
16,455	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	16,290
25,900	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	26,094
15,905	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	15,627
		106,341
Real Estate Dev. & Mgt. (0.3%)
9,520	Realogy Corp., Senior Secured Notes, 7.63%, due 1/15/20	10,222	ñ

Software - Services (2.3%)
4,942	Fidelity National Information Services, Inc., Guaranteed Notes, 7.63%, due 7/15/17	5,461
5,290	Fidelity National Information Services, Inc., Guaranteed Notes, 7.88%, due 7/15/20	5,964
21,680	First Data Corp., Guaranteed Notes, 11.25%, due 3/31/16	20,650
7,420	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	7,745	ñØØ
11,060	Sophia, L.P., Guaranteed Notes, 9.75%, due 1/15/19	12,000	ñ
3,845	SunGard Data Systems, Inc., Guaranteed Notes, 7.38%, due 11/15/18	4,085
3,805	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	4,086	ØØ
8,915	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	9,740
		69,731
Specialty Retail (1.4%)
21,375	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	23,619
18,550	Toys “R” Us Property Co. II LLC, Senior Secured Notes, 8.50%, due 12/1/17	20,034
		43,653
Support - Services (0.9%)
5,520	Iron Mountain, Inc., Guaranteed Notes, 6.63%, due 1/1/16	5,541
6,570	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	7,293
7,010	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	5,853	ñ
2,470	RSC Equipment Rental, Inc., Senior Unsecured Notes, 8.25%, due 2/1/21	2,680
3,490	UR Merger Sub Corp., Guaranteed Notes, 10.88%, due 6/15/16	3,926
2,030	UR Merger Sub Corp., Secured Notes, 5.75%, due 7/15/18	2,121	ñ
		27,414
Telecom - Integrated Services (5.8%)
3,442	CenturyLink, Inc., Senior Unsecured Notes, Ser. N, 6.00%, due 4/1/17	3,740
1,610	CenturyLink, Inc., Senior Unsecured Notes, Ser. S, 6.45%, due 6/15/21	1,777
15,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. T, 5.80%, due 3/15/22	15,918
19,995	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	19,695
4,650	Frontier Communications Corp., Senior Unsecured Notes, 8.25%, due 4/15/17	5,092
4,485	Frontier Communications Corp., Senior Unsecured Notes, 8.50%, due 4/15/20	4,855
9,245	Frontier Communications Corp., Senior Unsecured Notes, 9.25%, due 7/1/21	10,170
9,445	Integra Telecom Holdings, Inc., Senior Secured Notes, 10.75%, due 4/15/16	9,445	ñ
8,230	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	8,559	c
2,340	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	2,603
2,830	Level 3 Communications, Inc., Senior Unsecured Notes, 8.88%, due 6/1/19	2,880	ñØ
7,540	Level 3 Financing, Inc., Guaranteed Notes, 8.75%, due 2/15/17	7,870
10,085	Level 3 Financing, Inc., Guaranteed Notes, 8.13%, due 7/1/19	10,614
7,695	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	8,253
3,370	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	3,648
1,390	PAETEC Holding Corp., Guaranteed Notes, 9.88%, due 12/1/18	1,567
3,600	Qwest Communications Int'l, Inc., Guaranteed Notes, 7.13%, due 4/1/18	3,830
4,920	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	5,739
6,795	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	6,846
1,585	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	1,674
27,700	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	30,435
3,000	Windstream Corp., Guaranteed Notes, 8.13%, due 9/1/18	3,203
6,365	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	6,651
		175,064
Telecom - Wireless (3.7%)
9,110	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 7.75%, due 5/1/17	9,873	ñ
8,354	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	8,855
4,495	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	4,731	ñ
33,555	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	30,032
21,080	Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32	20,974
7,270	Sprint Nextel Corp., Guaranteed Notes, 9.00%, due 11/15/18	8,488	ñ
7,024	Sprint Nextel Corp., Guaranteed Notes, 7.00%, due 3/1/20	7,656	ñ
17,025	Wind Acquisition Finance SA, Senior Secured Notes, 7.25%, due 2/15/18	15,067	ñ
5,910	Wind Acquisition Finance SA, Senior Secured Notes, 7.25%, due 2/15/18	5,260	ñ
		110,936
	Total Corporate Debt Securities (Cost $2,484,160)	2,592,937

NUMBER OF SHARES

Short-Term Investments (7.1%)
214,542,412	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $214,542)	214,542

	Total Investments (102.7%) (Cost $2,979,065)	3,088,801	##

	Liabilities, less cash, receivables and other assets [(2.7%)]	(80,090)

	Total Net Assets (100.0%)	$3,008,711

See Notes to Schedule of Investments

JULY 31, 2012

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund
(Unaudited)

PRINCIPAL AMOUNT	SECURITY	VALUE†
($000's omitted)		($000's omitted)z

Municipal Debt Securities (102.4%)

Arizona (0.7%)
1,000	Phoenix Civic Imp. Corp. Wastewater Sys. Jr. Lien Ref. Rev., Ser. 2011, 2.00%, due 7/1/18	1,029
Arkansas (1.2%)
1,605	Arkansas St. Dev. Fin. Au. St. Park Fac. Ref. Rev. (Mt. Magazine Proj.), Ser. 2012, (AGM Insured), 3.00%, due 1/1/22	1,668

California (9.8%)
675	Acalanes Union High Sch. Dist. G.O. Ref. Rev., Ser. 2012, 4.00%, due 8/1/22	804
1,000	California Pub. Works Board Lease Rev. Dept. of Mental Hlth. (Coalinga St. Hosp.), Ser. 2004-A, 5.50%, due 6/1/21	1,060
1,000	California St. G.O., Ser. 2010, 5.25%, due 3/1/30	1,139
795	Inglewood Pub. Fin. Auth. Lease Ref. Rev., Ser. 2012, 5.00%, due 8/1/16	836
1,500	Irvine Imp. Bond Act 1915 Ltd. Oblig. (Spec. Assessment Dist. Number 12-1), Ser. 2012, 3.00%, due 9/2/16	1,584
1,190	Mesa Cons. Wtr. Dist. Cert. of Participation, Ser. 2010, 5.00%, due 3/15/22	1,453
705	Oakland G.O. Ref., Ser. 2012, 5.00%, due 1/15/20	845
900	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,058
905	San Diego Pub. Fac. Fin. Au. Lease Ref. Rev. (Ballpark), Ser. 2007-A, (AMBAC Insured), 5.25%, due 2/15/21	1,001
1,500	San Francisco City & Co. Pub. Utils. Commission Wtr. Ref. Rev., Ser. 2011-D, 5.00%, due 11/1/24	1,833
740	San Marcos Unified Sch. Dist. G.O. (Election 2010), Ser. 2012-B, 0.00%, due 8/1/26	402
645	San Marcos Unified Sch. Dist. G.O. (Election 2010), Ser. 2012-B, 0.00%, due 8/1/27	331
1,000	Santa Barbara Unified Sch. Dist. G.O. (Election 2010), Ser. 2012-C, 0.00%, due 8/1/37	636
1,000	Turlock Irrigation Dist. Ref. Rev. (First Priority), Ser. 2011, 5.00%, due 1/1/19	1,180
		14,162
Colorado (0.6%)
730	Denver City & Co. Cert. of Participation (Wastewater/Rosyn Properties), Ser. 2010-B, 3.00%, due 12/1/16	789

Delaware (0.1%)
200	Univ. of Delaware Rev., Ser. 2004-B, (LOC: Bank of America N.A.), 0.18%, due 11/1/34	200	µ

District of Columbia (1.2%)
1,000	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-B, 5.00%, due 10/1/22	1,176	ß
165	Dist. of Columbia Univ. Ref. Rev. (Georgetown Univ.), Ser. 2009-A, 5.00%, due 4/1/21	193	ß
400	JPMorgan Chase Putters/Drivers Trust Var. Sts. G.O. (Putters), Ser. 2012-4026, (LOC: JP Morgan Chase N.A.), 0.18%, due 9/28/12	400	ñµ
		1,769
Florida (10.3%)
1,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/26	1,127
2,300	Collier Co. Gas Tax Ref. Rev., Ser. 2012, 5.00%, due 6/1/16	2,621
1,420	Gulf Breeze Rev. (Local Gov't), Ser. 1985, 1.70%, due 12/1/20 Putable 12/1/17	1,421	µ
1,000	Miami-Dade Co. Sch. Board Cert. of Participation, Ser. 2012-A, 5.00%, due 8/1/22	1,173
1,000	Orange Co. Sch. Board Cert. of Participation, Ser. 2012-A, 5.00%, due 8/1/19	1,197
1,000	Palm Beach Co. G.O. Ref. (Rec. & Cultural Facs.), Ser. 2010, 5.00%, due 7/1/20	1,252
750	Palm Beach Co. Solid Waste Au. Rev., Ser. 2002-B, (AMBAC Insured), 0.00%, due 10/1/15	721
1,255	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/22	1,427	ß
1,580	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/23	1,776	ß
2,000	Space Coast Infrastructure Agcy. Imp. Rev. (I-95 Brevard Co. DBF Proj.), Ser. 2012, 4.00%, due 6/15/17	2,170	Ø
		14,885
Georgia (0.9%)
1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/25	1,335

Illinois (7.0%)
2,000	Chicago G.O., Ser. 2010-A, 5.00%, due 12/1/15	2,269
1,000	Chicago O'Hare Int'l Arpt. Gen. Arpt. Third Lien Ref. Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 1/1/17	1,179	ØØ
1,165	Chicago Park Dist. G.O., Ser. 2011-C, 5.00%, due 1/1/24	1,398
1,400	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27 Pre-Refunded 12/1/20	1,822
200	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27	224
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/30	1,143
750	Dekalb Kane Lasalle Cos. Comm. College Dist. Number 523 G.O., Ser. 2011-B, 0.00%, due 2/1/25	416
1,500	Illinois St. G.O. Ref., Ser. 2010, (AGM Insured), 5.00%, due 1/1/15	1,631
		10,082
Indiana (3.5%)
500	Indiana Fin. Auth. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-A, 5.00%, due 6/1/32	532	ß
1,280	Indiana Muni. Pwr. Agcy. Rev., Ser. 2011-A, 5.00%, due 1/1/18	1,508
940	Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Ref. Rev., Ser. 2010-B, 5.00%, due 1/1/22	1,129
1,615	Indiana St. Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2009-A1, 5.00%, due 2/1/21	1,934
		5,103
Iowa (1.0%)
1,345	Iowa Fin. Au. Hlth. Care Fac. Rev. (Genesis Hlth. Sys.), Ser. 2010, 5.00%, due 7/1/13	1,396	ßØØ

Kansas (1.1%)
720	Olathe Hlth. Facs. Rev. (Med. Ctr.), Ser. 2012-A, 3.00%, due 9/1/16	760	ß
750	Wichita Hosp. Rev. (Facs. Imp.), Ser. 2009-IIIA, 4.50%, due 11/15/12	757	ß
		1,517
Louisiana (1.0%)
795	Monroe Sales & Use Tax Ref. Rev., Ser. 2012, 4.00%, due 7/1/23	864
570	Terrebonne Parish LA Hosp. Svc. Dist. Number 1 Hosp. Ref. Rev. (Gen. Med. Ctr. Proj.), Ser. 2010, 4.00%, due 4/1/15	606

		1,470
Maryland (1.7%)
1,000	Maryland G.O. (St. & Local Facs. Loan), Ser. 2012-B, 3.00%, due 3/15/23	1,075
1,250	Maryland St. G.O., Ser. 2011-B, 4.00%, due 3/15/25	1,400
		2,475
Massachusetts (4.7%)
2,000	Massachusetts Bay Trans. Au. Rev. (Assessment), Ser. 2006-A, 5.25%, due 7/1/30	2,666
950	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/34	1,268
1,200	Massachusetts St. HFA Hsg. Rev. (Single Family), Ser. 2009-144, 3.95%, due 6/1/18	1,290
500	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Berklee College of Music), Ser. 2007-A, 5.00%, due 10/1/15	562	ß
1,000	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Northeastern Univ.), Ser. 2008-T3, 2.70%, due 10/1/37 Putable 2/20/14	1,029	µß
		6,815
Michigan (5.1%)
350	Forest Hills Pub. Sch. G.O. Ref., Ser. 2005, (AGM Insured), 5.00%, due 5/1/21	384
2,075	Michigan St. Hosp. Fin. Au. Rev. (Ascension Healthcare Group), Ser. 1999-B4, 0.90%, due 11/15/33 Putable 3/16/15	2,078	µß
1,500	Michigan St. Hsg. Dev. Au. Rental Hsg. Rev., Ser. 2011-B, 4.00%, due 10/1/16	1,575
2,160	Saginaw Valley St. Univ. Rev., Ser. 2010-A, 5.00%, due 7/1/13	2,251
1,000	Univ. of Michigan Rev., Ser. 2012-B, (LOC: Northern Trust Co.), 0.14%, due 4/1/42	1,000	µ
		7,288
Minnesota (1.7%)
1,500	Becker PCR (No. St. Pwr. Co.), Ser. 1992-A, 8.50%, due 3/1/19	1,525	ß
755	Willmar G.O. Ref. (Rice Mem. Hosp. Proj.), Ser. 2012-A, 5.00%, due 2/1/19	919
		2,444
Mississippi (0.8%)
1,045	Mississippi Dev. Bank Spec. Oblig. (Dept. Corrections), Ser. 2010-D, 5.00%, due 8/1/22	1,211

Missouri (1.3%)
1,040	Missouri St. Dev. Fin. Board Infrastructure Facs. Ref. Rev. Wtr. Sys., Ser. 2009-E, 4.00%, due 11/1/15	1,105
750	Missouri St. Hlth. & Ed. Fac. Au. Rev. (Children's Mercy Hosp.), Ser. 2009, 5.13%, due 5/15/24	832	ß
		1,937
Nebraska (1.0%)
1,220	Omaha Pub. Fac. Corp. Lease Rev. (Baseball Stadium Proj.), Ser. 2009, 5.00%, due 6/1/22	1,447

Nevada (0.6%)
750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	861

New Jersey (5.0%)
305	Harrison G.O., Ser. 2012-A, 5.00%, due 4/15/18	344
365	Harrison G.O., Ser. 2012-A, 4.25%, due 4/15/19	397
365	Harrison G.O., Ser. 2012-A, 4.25%, due 4/15/20	394
240	Harrison G.O., Ser. 2012-A, 4.25%, due 4/15/21	257
755	Morristown Parking Au. Rev., Ser. 2011, 4.00%, due 8/1/18	845
1,000	New Jersey Econ. Dev. Au. Rev. (Sch. Fac. Construction), Ser. 2010-DD1, 5.00%, due 12/15/18	1,198
2,000	New Jersey Trans. Trust Fund Au., Ser. 2006-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 12/15/21	2,485
1,000	New Jersey Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,233
		7,153
New Mexico (0.6%)
750	Albuquerque Muni. Sch. Dist. Number 012 (Sch. Bldg.) G.O., Ser. 2008-B, 4.50%, due 8/1/19	845

New York (8.6%)
400	Long Island Pwr. Au. Elec. Sys. Rev., Ser. 2006-F, (National Public Finance Guarantee Corp. Insured), 5.00%, due 5/1/19	462
1,850	New York G.O., Ser. 2011-I1, 5.00%, due 8/1/18	2,249
1,000	New York St. Dorm. Au. (St. Personal Income Tax), Ser. 2011-C, 4.00%, due 3/15/19	1,164
1,690	New York St. Local Gov't Assist Corp., Ser. 1993-E, (AGM Insured), 6.00%, due 4/1/14	1,796
100	New York St. Urban Dev. Corp. Ref. Rev. (Correctional Facs.), Ser. 1994-A, (AGM Insured), 5.50%, due 1/1/14	104
750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19	917
1,000	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2010-A, 5.00%, due 3/15/19	1,227
2,000	Port Au. New York & New Jersey Rev. (One Hundred Fifty-Third), Ser. 2008, 4.50%, due 7/15/27	2,214
1,000	Suffolk Co. Wtr. Au. Ref. Rev., Ser. 2012, 4.00%, due 6/1/24	1,156
1,125	Triborough Bridge & Tunnel Au. Ref. Rev., Ser. 2002-B, 5.25%, due 11/15/16	1,141
		12,430
North Carolina (0.8%)
650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	804
295	Western Carolina Univ. Research & Dev. Corp. Cert. of Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20	348	ß
		1,152
Ohio (4.3%)
1,435	Akron JEDD Ref. Rev., Ser. 2011, 5.00%, due 12/1/19	1,688
2,000	Kent St. Univ. Rev. Gen. Receipts, Ser. 2012-A, 3.50%, due 5/1/27	2,038
1,000	Ohio St. Adult Correctional Cap. Fac. Ref. Rev. (Lease Appropriation Bldg. Fund), Ser. 2012-A, 5.00%, due 4/1/21	1,209
1,000	Ohio St. G.O. (Infrastructure Imp.), Ser. 2011-B, 5.00%, due 8/1/19	1,236
		6,171
Oregon (0.6%)
760	Oregon St. Hsg. & Comm. Svc. Dept. Mtge. Rev. (Single Family Mtge. Prog.), Ser. 2005-D, 4.40%, due 7/1/19	784

Pennsylvania (2.9%)
710	Indiana Co. Ind. Dev. Au. Rev. (Std. Cooperative Assoc., Inc.), Ser. 2012, 3.35%, due 5/1/24	717
1,000	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%, due 4/1/27	1,031
1,285	Pennsylvania HFA Single Family Mtge. Rev., Ser. 2010-109, 2.45%, due 4/1/16	1,308
340	Pennsylvania St. Pub. Sch. Bldg. Au. College Rev. (Montgomery Co. Comm. College), Ser. 2008, (AGM Insured), 5.00%, due 5/1/21	393	ß
650	Pennsylvania St. Turnpike Commission Rev., Ser. 2011-B, 5.00%, due 12/1/14	708
		4,157
Puerto Rico (1.6%)
1,745	Puerto Rico Elec. Pwr. Au. Pwr. Rev., Ser. 2010-XX, 5.25%, due 7/1/40	1,816
500	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Fin. Au. Ref. Rev. (Int'l American Univ. Proj.), Ser. 2012, 4.00%, due 10/1/14	529	ßØ
		2,345
Rhode Island (1.9%)
1,420	Cranston G.O., Ser. 2012-B, 3.00%, due 7/1/16	1,495
1,200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/19	1,307
		2,802
South Carolina (2.6%)
870	Charleston Co. G.O. (Cap. Imp. Plan), Ser. 2011, 5.00%, due 11/1/18	1,084
2,335	South Carolina St. Pub. Svc. Au. Ref. Rev. (Santee Cooperative), Ser. 2012-A, 4.00%, due 12/1/20	2,721
		3,805
Tennessee (3.4%)
1,750	Memphis G.O. Ref. (Gen. Imp.), Ser. 2011, 5.00%, due 5/1/24	2,133
1,000	Metro. Gov't Nashville & Davidson Co. Hlth. & Ed. Fac. Board, Ser. 2012, 5.00%, due 11/1/26	1,104	ß
1,600	Metro. Nashville Arpt. Au. Ref. Rev. Imp., Ser. 2010-B, (AGM Insured), 4.00%, due 7/1/15	1,720	ØØ
		4,957
Texas (9.3%)
1,000	Alamo Comm. College Dist. G.O. (Maintenance Tax Notes), Ser. 2011, 4.00%, due 2/15/20	1,170
750	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/18	842
705	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/20	798
1,085	Dallas Co. Sch. G.O. (Pub. Prop. Fin. Contractual Oblig.), Ser. 2012-A, 4.00%, due 12/1/18	1,250
460	Dallas Fort Worth Int'l Arpt. Ref. Rev., Ser. 2009-A, 5.00%, due 11/1/24	509
420	El Paso Independent Sch. Dist. Ref. G.O., Ser. 2011, (PSF Insured), 4.00%, due 8/15/26	467
750	Fort Bend Independent Sch. Dist. Ref. G.O. (Sch. Bldg.), Ser. 2008, (PSF Insured), 5.00%, due 8/15/21	905
1,000	Grapevine Combination Tax & Tax Increment Reinvestment Zone Rev. Cert. of Oblig. G.O., Ser. 2000, (National Public Finance Guarantee Corp. Insured), 5.63%, due 8/15/15	1,004
225	Harris Co. Cultural Ed. Fac. Fin. Corp. Rev. (Methodist Hosp. Sys.), Ser. 2008-B, 5.25%, due 12/1/17	266	ß
1,110	Houston Hotel Occupancy Tax & Spec. Ref. Rev. (Convention & Entertainment Facs.), Ser. 2012, 5.00%, due 9/1/28	1,145	Ø
1,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24 Pre-Refunded 12/1/24	1,358	ØØ
915	Lone Star College Sys. G.O., Ser. 2011, 3.00%, due 2/15/19	1,002
375	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/17	416
555	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/18	619
750	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 4.00%, due 7/1/19	886
415	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/17	474
245	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/18	281
		13,392
Virginia (3.7%)
1,200	Newport News Ref. G.O., Ser. 2011-B, 4.00%, due 7/1/19	1,409
2,000	Virginia Commonwealth Trans. Board Rev. (Cap. Proj.), Ser. 2011, 4.00%, due 5/15/29	2,192
1,690	Virginia St. Hsg. Dev. Au. Homeownership Mtge. Rev., Ser. 2010-B, 2.10%, due 9/1/15	1,709
		5,310
Washington (1.8%)
1,385	Energy Northwest Elec. Ref. Rev. (Proj. Number 3), Ser. 2010-A, 5.00%, due 7/1/18	1,695	ß
795	Washington St. Ref. G.O. (Var. Purp.), Ser. 2010-R-2011B, 4.00%, due 7/1/26	881
		2,576

	Total Investments (102.4%) (Cost $139,913)	147,762	##

	Liabilities, less cash, receivables and other assets [(2.4%)]	(3,450)

	Total Net Assets (100.0%)	$144,312

See Notes to Schedule of Investments

JULY 31, 2012

Schedule of Investments Neuberger Berman Short Duration Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (18.6%)
4,500	U.S. Treasury Notes, 0.38%, due 7/31/13	4,508
5,720	U.S. Treasury Notes, 2.13%, due 11/30/14	5,970
900	U.S. Treasury Notes, 1.25%, due 8/31/15	926
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $11,442)	11,404

Mortgage-Backed Securities (30.4%)

Adjustable Mixed Balance (3.1%)
929	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 3.02%, due 5/25/34	809	µ
1,312	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.62%, due 11/25/35	995	µ
143	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.37%, due 6/19/34	122	µ
		1,926
Commercial Mortgage-Backed (19.1%)
899	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PWR8, Class AAB, 4.58%, due 6/11/41	909
576	Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class A2, 5.92%, due 3/15/49	593	µ
138	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.51%, due 1/15/46	142	µ
1,025	Commercial Mortgage Pass-Through Certificates, Ser. 2003-LB1A, Class C, 4.23%, due 6/10/38	1,030
536	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C2, Class A2, 5.45%, due 1/15/49	542
821	GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class AAB, 4.70%, due 12/10/41	849
1,020	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/15/46	1,031	ñ
1,500	LB-UBS Commercial Mortgage Trust, Ser. 2003-C1, Class C, 4.50%, due 12/15/36	1,518
875	LB-UBS Commercial Mortgage Trust, Ser. 2003-C7, Class C, 5.17%, due 7/15/37	909	µ
601	Morgan Stanley Capital I, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	619	ñ
1,120	Morgan Stanley Capital I, Ser. 2011-C3, Class A1, 2.18%, due 7/15/49	1,151
1,615	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C6, Class D, 5.13%, due 8/15/35	1,657
113	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3, 5.49%, due 12/15/44	113	µ
692	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	709	ñ
		11,772
Mortgage-Backed Non-Agency (3.7%)
568	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	587	ñ
1,337	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	1,392	ñ
295	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	317	ñ
		2,296
Fannie Mae (2.2%)
1,223	Pass-Through Certificates, 4.50%, due 4/1/39	1,323

Freddie Mac (2.3%)
4	ARM Certificates, 1.63%, due 1/1/17	4	µ
1,281	Pass-Through Certificates, 4.50%, due 11/1/39	1,378
		1,382
Government National Mortgage Association (0.0%)
3	Pass-Through Certificates, 12.00%, due 3/15/14	3
	Total Mortgage-Backed Securities (Cost $19,277)	18,702

Corporate Debt Securities (36.3%)

Aerospace & Defense (0.2%)
115	United Technologies Corp., Senior Unsecured Notes, 1.20%, due 6/1/15	117

Auto Manufacturers (1.0%)
590	Daimler Finance N.A. LLC, Guaranteed Notes, 1.65%, due 4/10/15	596	ñ

Banks (9.7%)
835	Citigroup, Inc., Senior Unsecured Notes, 2.65%, due 3/2/15	842
1,670	JPMorgan Chase & Co., Unsecured Medium-Term Notes, 1.88%, due 3/20/15	1,690
745	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, 6.00%, due 5/13/14	784
1,265	Wells Fargo & Co., Senior Notes, 1.50%, due 7/1/15	1,277
1,340	Westpac Banking Corp., Senior Unsecured Notes, 1.85%, due 12/9/13	1,359
		5,952
Beverages (1.7%)
575	Anheuser-Busch Cos., LLC, Guaranteed Unsecured Notes, 4.95%, due 1/15/14	608
325	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 1.50%, due 7/14/14	331
110	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 0.80%, due 7/15/15	110
		1,049
Commercial Services (0.6%)
405	ERAC USA Finance Co., Guaranteed Notes, 2.25%, due 1/10/14	409	ñ

Computers (2.3%)
1,400	IBM Corp., Senior Unsecured Notes, 0.88%, due 10/31/14	1,413

Diversified Financial Services (8.7%)
945	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	982
510	Caterpillar Financial Services Corp., Senior Unsecured Notes, 1.65%, due 4/1/14	519
280	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.13%, due 12/15/14	284
1,200	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	1,306
455	General Electric Capital Corp., Senior Unsecured Notes, 2.15%, due 1/9/15	467
490	John Deere Capital Corp., Senior Unsecured Notes, 0.88%, due 4/17/15	493
770	Merrill Lynch & Co., Inc., Senior Unsecured Medium-Term Notes, Ser. C, 6.05%, due 8/15/12	771
525	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 2/17/15	530
		5,352
Food (0.3%)
170	Kraft Foods Group, Inc., Guaranteed Notes, 1.63%, due 6/4/15	173	ñ

Insurance (0.9%)
545	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.50%, due 1/10/14	554

Media (3.9%)
750	DIRECTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	809
800	NBC Universal Media LLC, Senior Unsecured Notes, 2.10%, due 4/1/14	816
750	Time Warner Cable, Inc., Guaranteed Notes, 3.50%, due 2/1/15	795
		2,420
Mining (1.4%)
360	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	365
530	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes, 1.40%, due 2/13/15	532
		897
Oil & Gas (1.1%)
665	BP Capital Markets PLC, Guaranteed Notes, 1.70%, due 12/5/14	678

Pharmaceuticals (0.7%)
415	Express Scripts Holding Co., Guaranteed Notes, 2.10%, due 2/12/15	421	ñ

Pipelines (0.4%)
240	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.88%, due 3/2/15	241

Retail (1.1%)
625	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	666

Telecommunications (2.3%)
570	AT&T, Inc., Senior Unsecured Notes, 0.88%, due 2/13/15	575
810	Verizon Communications, Inc., Senior Unsecured Notes, 1.95%, due 3/28/14	829
		1,404
	Total Corporate Debt Securities (Cost $21,939)	22,342

Asset-Backed Securities (13.2%)
346	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.40%, due 4/25/36	233	µ
485	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.38%, due 10/25/36	189	µ
503	Ally Auto Receivables Trust, Ser. 2010-4, Class A3, 0.91%, due 11/17/14	505
775	Ally Auto Receivables Trust, Ser. 2011-1, Class A3, 1.38%, due 1/15/15	780
400	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE9, Class 1A2, 0.40%, due 11/25/36	220	µ
383	Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3, 0.43%, due 2/25/36	358	µ
850	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.51%, due 2/25/37	322	µ
1,664	Ford Credit Auto Owner Trust, Ser. 2011-A, Class A3, 0.97%, due 1/15/15	1,669
1,330	Hyundai Auto Receivables Trust, Ser. 2011-A, Class A3, 1.16%, due 4/15/15	1,337
413	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.88%, due 7/13/46	0	µ#*
450	Mercedes-Benz Auto Receivables Trust, Ser. 2011-1, Class A3, 0.85%, due 3/16/15	452
1,400	Nissan Auto Receivables Owner Trust, Ser. 2012-B, Class A2, 0.39%, due 4/15/13	1,400
913	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.42%, due 6/25/36	660	µ
	Total Asset-Backed Securities (Cost $9,668)	8,125

NUMBER OF SHARES

Short-Term Investments (10.5%)
6,479,509	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $6,480)	6,480

	Total Investments (109.0%) (Cost $68,806)	67,053	##

	Liabilities, less cash, receivables and other assets [(9.0%)]	(5,536)

	Total Net Assets (100.0%)	$61,517

See Notes to Schedule of Investments

JULY 31, 2012

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT			VALUE†
($000's omitted)			($000's omitted)z

Bank Loan Obligationsµ (14.1%)

Aerospace & Defense (0.1%)
	640	Booz Allen Hamilton, Term Loan B-1, due 7/27/19	642	¢^^
	259	Sequa, Term Loan B2, 6.25%, due 12/3/14	259	Ñ
	234	Transdigm Inc., Term Loan B2, 4.00%, due 2/14/17	234
			1,135
Air Transport (0.1%)
	659	Delta Air Lines, Term Loan B, 5.50%, due 4/20/17	659	¢^^
	476	Formula One, Term Loan B, 5.75%, due 4/28/17	477
			1,136
All Telecom (0.5%)
	1,364	Intelsat, Term Loan B, 5.25%, due 4/2/18	1,365
	985	Level 3 Financing Inc., Term Loan B-2, 5.75%, due 9/1/18	987
	865	Level 3 Financing Inc., Term Loan B3, 5.75%, due 9/1/18	867
	958	Syniverse Technologies, Term Loan B2, 5.00%, due 4/10/19	954
			4,173
Automotive (0.3%)
	796	Autoparts Holdings, Term Loan B, 6.50%, due 7/29/17	774
	1,188	Chrysler Automotive, Term Loan B, 6.00%, due 5/24/17	1,206
	605	Goodyear Tire & Rubber Company, Second Lien Term Loan, 4.75%, due 4/15/19	598
			2,578
Building & Development (0.6%)
	996	Armstrong World Industries Inc., Term Loan B2, 4.00%, due 3/10/18	992
	1,876	Capital Automotive REIT, Term Loan B, 5.25%, due 3/11/17	1,873	¢^^
	742	Custom Building Products, Term Loan B, 5.75%, due 3/19/15	738
	721	Goodman Global Inc., Term Loan B, 5.75%, due 10/28/16	721
	61	Realogy, Letter of Credit, 4.55%, due 10/10/16	58
	929	Realogy, Term Loan B-2, 4.50%, due 10/10/16	880	¢^^
			5,262
Business Equipment & Services (0.9%)
	666	Acosta Inc., Term Loan B, 5.75%, due 3/1/18	665
	160	Acosta Inc., Term Loan C, due 3/1/18	160	¢^^
	495	Advantage Sales & Marketing, Second Lien Term Loan B, 9.25%, due 6/18/18	493
	972	Brickman Group Holdings Inc., Term Loan B, 5.50%, due 10/14/16	972
	383	Brock Holdings III, Term Loan B, 6.00%, due 3/16/17	382
	475	Brock Holdings III, Second Lien Term Loan B, 10.00%, due 3/16/18	470	Ñ
	649	Ceridian Corp., Term Loan, 5.75%, due 5/9/17	639	¢^^
	961	KAR Auction Services, Term Loan B, 5.00%, due 5/19/17	966
	972	Monitronics, Term Loan B, 5.50%, due 3/23/18	975
	685	Protection One, Term Loan B-1, 5.75%, due 3/16/19	685
	863	Quintiles Transnational Corp., Term Loan B, 5.00%, due 6/8/18	862
	559	SymphonyIRI, Term Loan B-1, 5.00%, due 12/1/17	554
			7,823
Cable & Satellite Television (0.7%)
	743	Cequel Communications LLC, Term Loan B, 4.00%, due 2/15/19	737
	887	Charter Communications Operating LLC, Term Loan D, 4.00%, due 4/9/19	885
	2,762	Rovi Corp., Term Loan B-1, 4.00%, due 3/31/19	2,644
	1,000	UPC Distribution, Term Loan AB, 4.75%, due 12/31/17	998
	635	Wide Open West, Term Loan, due 7/15/18	628	¢^^
			5,892
Chemicals & Plastics (0.5%)
	1,040	Ineos Holdings, Term Loan B-1, due 5/4/18	1,018	¢^^
	640	OM Group Inc., Term Loan B, 5.75%, due 8/2/17	639
	455	PQ Corporation, Second Lien Term Loan B, 6.75%, due 7/30/15	432
	1,086	Styron, Term Loan B, 6.00%, due 8/2/17	1,006
	1,032	Taminco, Term Loan B2, 5.25%, due 2/15/19	1,031
	681	Univar, Term Loan B, 5.00%, due 6/30/17	676
			4,802
Clothing - Textiles (0.2%)
	1,590	Wolverine Worldwide, Term Loan B, due 7/31/19	1,594	¢^^

Containers & Glass Products (0.4%)
	1,031	Exopack, Term Loan B, 6.50%, due 5/31/17	1,028
	1,621	Reynolds Group, Term Loan C, 6.50%, due 8/9/18	1,642
	804	Sealed Air, Term Loan B, 4.75%, due 10/3/18	812
			3,482
Cosmetics - Toiletries (0.1%)
	544	Yankee Candle Company, Term Loan B, 5.25%, due 4/2/19	545

Drugs (0.0%)
	250	Prestige Brands, Term Loan B, 5.25%, due 1/31/19	252

Electronics - Electrical (1.4%)
	1,118	Aspect Software Inc., Term Loan B, 6.25%, due 5/7/16	1,118	Ñ
	832	BOC Edwards, Term Loan B-1, 5.50%, due 5/31/16	828
	1,184	CommScope, Term Loan B2, 4.25%, due 1/14/18	1,181
	1,162	Datatel, Inc., Term Loan B, 6.25%, due 7/31/18	1,171
	774	Epicor Software Corp., Term Loan B, 5.00%, due 5/16/18	769
	1,124	Freescale Semiconductor, Term Loan B, 6.00%, due 2/22/19	1,091
	1,203	Genesys, Term Loan B, 6.75%, due 1/31/19	1,213
	1,562	Go Daddy, Term Loan B2, 5.50%, due 12/17/18	1,541
	632	Kronos, Term Loan C, 6.25%, due 12/28/17	632
	1,532	NXP Funding, Term Loan A2, 5.50%, due 3/4/17	1,529	¢^^
	494	NXP Funding, Term Loan B, 5.25%, due 3/19/19	491
	640	Paradigm, Term Loan, due 7/24/19	631	¢^^
			12,195
Equipment Leasing (0.2%)
	531	AWAS, Term Loan B, 5.25%, due 6/10/16	529
	1,016	AWAS, Term Loan, due 7/16/18	1,013	¢^^
			1,542

Farming - Agriculture (0.0%)
	292	Bolthouse Farms, Term Loan B, 5.75%, due 2/11/16	292

Financial Intermediaries (1.5%)
	1,631	CITCO, Term Loan B, 5.50%, due 6/29/18	1,608	¢^^
	1,160	First Data, Term Loan B4, 5.25%, due 3/24/17	1,121
	406	Fortress Investment Group, Term Loan B, 5.75%, due 10/7/15	405
	671	HarbourVest Partners, Term Loan B, 6.25%, due 12/17/16	668
	795	International Lease Finance Co., Term Loan D, 5.00%, due 6/30/17	798
	385	Lender Processing Services, Term Loan B, 5.50%, due 8/14/18	385	¢^^
	599	LPL Financial Services, Term Loan B, 4.00%, due 3/15/19	596
	1,275	Nuveen, Term Loan B-1, 7.25%, due 5/13/17	1,279
	1,402	Ocwen Financial, Term Loan B, 7.00%, due 9/1/16	1,409	Ñ
	1,276	Residential Capital, Term Loan A-1, due 11/18/13	1,282	¢^^
	385	Residential Capital, Term Loan A2, due 11/18/13	388	¢^^
	1,725	Springleaf, Term Loan B, 5.50%, due 5/10/17	1,647
	808	Walter Investments, Term Loan B, 7.75%, due 6/30/16	812
	270	Walter Investments, Second Lien Term Loan B, 12.50%, due 12/30/16	279
			12,677
Food & Drug Retailers (0.1%)
	1,227	Rite Aid Corp., Term Loan D, 4.50%, due 3/3/18	1,207

Food Products (0.3%)
	982	Del Monte Corp., Term Loan B, 4.50%, due 3/8/18	958	¢^^
	1,496	Pinnacle Foods Group Inc., Term Loan E, 4.75%, due 9/1/18	1,489	Ñ
			2,447
Food Service (0.2%)
	249	U.S. Foodservice Inc., Term Loan, 5.75%, due 3/31/17	237
	1,293	U.S. Foodservice Inc., Term Loan B-1, 5.75%, due 3/31/17	1,231
			1,468
Health Care (1.4%)
	308	Aurora Diagnostics, Term Loan B, 6.25%, due 5/26/16	304
	1,210	Bausch & Lomb, Term Loan B, 5.25%, due 5/9/19	1,209
	1,072	CareStream Health Inc., Term Loan B, 5.00%, due 2/25/17	1,036
	822	EMS, Term Loan B, 5.25%, due 5/25/18	821
	817	Grifols, Term Loan B2, 4.50%, due 6/1/17	816
	692	Health Management Associates Inc., Term Loan B, 4.50%, due 11/16/18	691
	832	IASIS Healthcare Corporation, Term Loan B, 5.00%, due 5/3/18	829
	362	Immucor, Term Loan B, 7.25%, due 8/17/18	364
	299	Kindred Healthcare, Term Loan B, 5.25%, due 6/1/18	292
	1,119	Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, due 12/5/18	1,132
	380	Royalty Pharma, Term Loan B2, 4.00%, due 11/9/18	378
	307	Select Medical, Term Loan B, 5.50%, due 6/1/18	303
	1,270	Sheridan Healthcare, Inc., Term Loan, 6.00%, due 6/29/18	1,268
	1,244	United Surgical Partners, Term Loan B2, 6.00%, due 4/1/19	1,247	¢^^
	499	Valeant Pharmaceuticals, Term Loan B, 4.75%, due 1/30/19	499
	250	Valeant Pharmaceuticals, Term Loan, due 2/13/19	250	¢^^
	465	Valeant Pharmaceuticals, Term Loan C, due 2/13/19	466	¢^^
			11,905
Home Furnishings (0.1%)
	829	National Bedding Company LLC, Second Lien Term Loan B, 5.25%, due 2/28/14	819

Industrial Equipment (0.7%)
	637	Colfax, Term Loan B, 4.50%, due 9/12/18	637
	1,016	Generac Power Systems Inc., Term Loan B, 6.25%, due 5/30/18	1,017	¢^^
	1,305	Goodyear Engineered Products, Term Loan B, 2.50%, due 7/2/14	1,268
	187	Goodyear Engineered Products, Term Loan B DD, 2.50%, due 7/2/14	182
	701	Husky Injection Molding, Term Loan B, 6.50%, due 7/2/18	702
	325	Kion, Term Loan B, due 1/1/15	293	¢^^
	325	Kion, Term Loan C, due 1/1/16	295	¢^^
	731	Rexnord Corp., Term Loan B, 5.00%, due 4/1/18	734
	617	Terex Corp., Term Loan B, 5.50%, due 4/28/17	620	¢^^
			5,748
Insurance (0.1%)
	335	Hologic, Term Loan, due 7/18/19	337	¢^^
	299	Sedgwick Holdings Inc., Term Loan B, 5.00%, due 12/31/16	297
			634
Leisure Goods - Activities - Movies (0.3%)
	1,542	EMI Publishing, Term Loan B, due 3/2/18	1,549	¢^^
	800	Six Flags Theme Parks Inc., Term Loan B, 4.25%, due 12/20/18	799
			2,348
Lodging & Casinos (0.5%)
	892	Boyd Gaming Corporation, Term Loan A2, 6.00%, due 12/17/15	894
	779	Mondrian Investment, Term Loan B, 5.50%, due 7/12/18	779
	838	SkillSoft, Term Loan B, 6.50%, due 5/26/17	844
	434	Station Casinos, Term Loan B-1, 3.25%, due 6/17/16	408
	1,209	Station Casinos, Term Loan B-2, 4.25%, due 6/17/16	1,082	¢^^
			4,007
Nonferrous Metals - Minerals (0.2%)
	915	Arch Coal, Term Loan B, 5.75%, due 5/14/18	897
	318	Fairmount Minerals, Term Loan B-1, 5.25%, due 3/15/17	315
	705	Walter Energy, Term Loan B, due 4/1/18	695	¢^^
			1,907
Oil & Gas (0.5%)
	656	Chesapeake Energy, Term Loan B, 8.50%, due 12/2/17	654
	1,000	Energy Transfer Equity, Term Loan B, 3.75%, due 3/23/17	984
	592	Everest Acquisition LLC, Term Loan B, 6.50%, due 4/24/18	599
	1,990	Frac Tech, Term Loan B, 6.25%, due 5/6/16	1,706
			3,943
Publishing (0.4%)
	1,150	Getty Images, Term Loan B-1, 4.00%, due 11/5/15	1,149
	952	IWCO Direct, Term Loan B, 3.62%, due 8/7/14	747
	99	IWCO Direct, Term Loan B DD, 3.62%, due 8/7/14	78
	899	Postmedia Network, Term Loan B, 6.25%, due 7/13/16	882
	462	Quad/Graphics, Term Loan B, 4.00%, due 7/26/18	455
			3,311
Radio & Television (0.3%)
	853	Clear Channel, Term Loan A, 3.65%, due 7/30/14	765
	421	Clear Channel, Term Loan B, 3.90%, due 1/29/16	319
	1,104	Cumulus Media, Term Loan B-1, 5.75%, due 9/16/18	1,107
	894	Univision Communications Inc., Term Loan, 4.50%, due 3/31/17	856
			3,047
Retail (0.1%)
	619	PETCO Animal Supply Inc., Term Loan B-1, 4.50%, due 12/1/17	617

Retailers (except food & drug) (0.9%)
	1,481	99¢ Only Stores, Term Loan B2, 5.25%, due 1/13/19	1,483
	1,225	Amscan Holdings, Inc., Term Loan, due 7/25/19	1,227	¢^^
	531	Bass Pro Shops, Term Loan B, 5.25%, due 6/13/17	534
	243	Bass Pro Shops, Term Loan B2, 5.25%, due 6/13/17	244
	453	Gymboree, Term Loan B, 5.00%, due 2/23/18	434
	706	Lord & Taylor, Term Loan B, 5.75%, due 1/11/19	707
	555	Michaels Stores Inc., Term Loan B-2, 5.00%, due 7/31/16	558
	300	Michaels Stores Inc., Term Loan B-3, 5.00%, due 7/31/16	302
	1,035	Neiman Marcus Group Inc., Term Loan B, 4.75%, due 5/16/18	1,026
	1,115	Toys R US, Term Loan B, 6.00%, due 9/1/16	1,055
	305	Toys R US, Term Loan B2, due 5/25/18	283	¢^^
			7,853
Steel (0.1%)
	1,102	International Mill Services, Inc., Term Loan B, 5.75%, due 3/2/19	1,102

Surface Transport (0.1%)
	463	Avis Budget Car Rental, Term Loan B-1, 6.25%, due 9/22/18	465
	733	Avis Budget Car Rental, Term Loan B2, 4.25%, due 3/15/19	733
			1,198
Utilities (0.3%)
	462	Calpine Corporation, Term Loan B, 4.50%, due 4/1/18	464
	1,363	GenOn Energy, Term Loan B, 6.00%, due 9/20/17	1,373
	13	Longview Power, Letter of Credit, 0.35%, due 2/28/14	10
	918	Longview Power, Term Loan B, 7.25%, due 10/31/17	726
			2,573
		Total Bank Loan Obligations (Cost $121,547)	121,514

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (7.3%)
	13,650	U.S. Treasury Bonds, 6.88%, due 8/15/25	21,654
	1,870	U.S. Treasury Bonds, 4.50%, due 2/15/36	2,586	ØØ
	13,924	U.S. Treasury Inflation Index Bonds, 2.00%, due 1/15/26	18,224
	6,861	U.S. Treasury Inflation Index Notes, 2.38%, due 1/15/17	7,982
	8,820	U.S. Treasury Inflation Index Notes, 1.13%, due 1/15/21	10,300
	2,195	U.S. Treasury Notes, 3.63%, due 8/15/19	2,594	ØØ
		Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $61,514)	63,340

Mortgage-Backed Securities (45.3%)

Collateralized Mortgage Obligations (0.8%)
	1,811	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.47%, due 7/20/36	1,486	µØØ
	532	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 3.02%, due 5/25/34	463	µ
	1,256	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, 0.41%, due 10/25/36	658	µØØ
	1,574	JP Morgan Mortgage Acquisition Corp., Ser. 2007-HE1, Class AF1, 0.35%, due 3/25/47	1,072	µ
	2,802	JP Morgan Mortgage Trust, Ser. 2005-A3, Class 6A5, 3.03%, due 6/25/35	2,343	µ
	1,265	MortgageIT Trust, Ser. 2005-3, Class A1, 0.55%, due 8/25/35	1,071	µ
	219	WaMu Mortgage Pass-Through Certificates, Ser. 2006-AR10, Class 1A1, 2.66%, due 9/25/36	153	µ
			7,246
Commercial Mortgage-Backed (13.1%)
	1,884	Banc of America Commercial Mortgage, Inc., Ser. 2006-3, Class A4, 5.89%, due 7/10/44	2,142	µØØ
	3,000	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	3,369	ØØ
	3,415	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	3,837	ØØ
	2,335	Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A4, 5.45%, due 1/15/49	2,662	ØØ
	3,000	Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A4, 5.77%, due 6/10/49	3,414	µØØ
	2,025	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	2,197	ØØ
	550	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	638	µØØ
	1,160	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD5, Class A4, 5.89%, due 11/15/44	1,357	µØØ
	4,730	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A4, 5.32%, due 12/11/49	5,306	ØØ
	3,000	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.20%, due 12/10/49	3,476	µ
	500	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A4, 5.31%, due 12/10/46	567	ØØ
	1,768	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C3, Class A3, 6.01%, due 6/15/38	2,017	µ
	2,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.87%, due 6/15/39	2,198	µØØ
	1,500	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	1,678	ØØ
	2,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.96%, due 9/15/39	2,197	µØØ
	400	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C5, Class A3, 5.31%, due 12/15/39	449	ØØ
	715	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	790	µØØ
	3,574	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A4, 6.00%, due 5/15/46	4,060	µØØ
	500	CW Capital Cobalt Ltd., Ser. 2007-C2, Class A3, 5.48%, due 4/15/47	561	µØØ
	1,750	CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4, 5.22%, due 8/15/48	1,954
	946	DBUBS Mortgage Trust, Ser. 2011-LC1A, Class A1, 3.74%, due 11/10/46	1,024	ñØØ
	4,055	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	4,584	ØØ
	4,000	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class A4, 5.74%, due 12/10/49	4,510	ØØ
	1,000	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	1,122	µØØ
	134	GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A3, 4.61%, due 7/10/39	134	ØØ
	700	GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A4, 4.76%, due 7/10/39	754	ØØ
	250	GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A4, 5.56%, due 11/10/39	286
	3,640	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.98%, due 8/10/45	4,099	µØØ
	3,294	Home Equity Mortgage Trust, Ser. 2004-5, Class M2, 1.85%, due 2/25/35	2,438	µ
	1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB15, Class A4, 5.81%, due 6/12/43	1,129	µØØ
	3,915	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A3, 5.34%, due 5/15/47	4,387	ØØ
	3,250	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, due 6/12/47	3,703	ØØ
	3,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	3,396	ØØ
	4,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A4, 5.92%, due 2/12/49	4,623	µ
	3,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 6.00%, due 6/15/49	3,353	µØØ
	1,610	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A4, 5.79%, due 2/12/51	1,883	µØØ
	1,684	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A3, 5.82%, due 2/12/51	1,778	ØØ
	3,450	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	3,989	µØØ
	839	LB-UBS Commercial Mortgage Trust, Ser. 2007-C6, Class A4, 5.86%, due 7/15/40	968	µ
	3,088	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	3,379	ØØ
	2,300	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.81%, due 6/12/50	2,504	µØØ
	2,305	Morgan Stanley Capital I, Ser. 2005-WMC1, Class M2, 0.98%, due 1/25/35	2,005	µØØ
	1,900	Morgan Stanley Capital I, Ser. 2007-IQ16, Class A4, 5.81%, due 12/12/49	2,220	ØØ
	1,500	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C34, Class A3, 5.68%, due 5/15/46	1,739
	3,968	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4, 5.51%, due 4/15/47	4,402	ØØ
	3,265	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Class A3, 5.93%, due 6/15/49	3,642	µ
			112,920
Fannie Mae (7.3%)
	2,316	Pass-Through Certificates, 4.00%, due 10/1/39 – 12/1/41	2,487
	1,619	Pass-Through Certificates, 4.50%, due 5/1/41 – 11/1/41	1,759
	17,008	Pass-Through Certificates, 5.00%, due 6/1/27 – 7/1/40	18,563
	3,126	Pass-Through Certificates, 5.50%, due 7/1/33 – 1/1/39	3,431	ØØ
	2,314	Pass-Through Certificates, 6.00%, due 9/1/33 – 9/1/40	2,559
	3	Pass-Through Certificates, 6.50%, due 9/1/32	3
	7	Pass-Through Certificates, 7.00%, due 7/1/29	8
	2	Pass-Through Certificates, 7.50%, due 12/1/32	2
	6,425	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	6,817	Ø
	21,040	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	22,549	Ø
	350	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	379	Ø
	4,100	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	4,498	Ø
			63,055
Freddie Mac (24.1%)
	6,960	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36	9,697	ØØ
	25,886	Pass-Through Certificates, 4.00%, due 9/1/39 – 1/1/41	27,800	ØØ
	18,936	Pass-Through Certificates, 4.50%, due 8/1/18 – 10/1/41	20,410	ØØ
	1,979	Pass-Through Certificates, 5.00%, due 5/1/18 – 8/1/39	2,147	ØØ
	4,163	Pass-Through Certificates, 5.50%, due 9/1/17 – 5/1/40	4,552	ØØ
	78	Pass-Through Certificates, 6.00%, due 4/1/17 – 9/1/38	86
	1	Pass-Through Certificates, 6.50%, due 3/1/16	1
	1	Pass-Through Certificates, 7.00%, due 6/1/32	1
	61,735	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	65,362	Ø
	47,980	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	51,301	Ø
	24,415	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	26,650	Ø
			208,007
Government National Mortgage Association (0.0%)
	3	Pass-Through Certificates, 6.50%, due 7/15/32	3
	3	Pass-Through Certificates, 7.00%, due 8/15/32	3
			6
		Total Mortgage-Backed Securities (Cost $374,705)	391,234

Corporate Debt Securities (38.6%)

Aerospace & Defense (0.3%)
	347	AWAS Aviation Capital Ltd., Senior Secured Notes, 7.00%, due 10/17/16	364	ñØØ
	2,210	L-3 Communications Corp., Guaranteed Notes, 3.95%, due 11/15/16	2,380	ØØ
			2,744
Agriculture (0.5%)
	3,420	Lorillard Tobacco Co., Guaranteed Notes, 8.13%, due 6/23/19	4,311	ØØ

Airlines (0.2%)
	280	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	291	ñØØ
	584	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 5.98%, due 4/19/22	633	ØØ
	601	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	633	ñØØ
	529	United Airlines, Inc., Senior Secured Notes, 9.88%, due 8/1/13	548	ñ
			2,105
Auto Loans (0.0%)
	100	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.63%, due 8/15/17	114

Auto Manufacturers (0.2%)
	1,930	Toyota Motor Credit Corp., Senior Unsecured Notes, 0.88%, due 7/17/15	1,939

Automakers (0.3%)
	745	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.00%, due 6/15/19	775
	240	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	322
	805	Ford Motor Co., Senior Unsecured Notes, 7.45%, due 7/16/31	999	ØØ
	145	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	202
			2,298
Banks (5.2%)
	265	Ally Financial, Inc., Guaranteed Notes, Ser. 8, 6.75%, due 12/1/14	286
	235	Ally Financial, Inc., Guaranteed Notes, 8.30%, due 2/12/15	261
	665	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	693
	1,175	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	1,270	ØØ
	550	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	654	ØØ
	4,280	Bank of America Corp., Senior Unsecured Notes, 6.50%, due 8/1/16	4,832	ØØ
	5,285	Bank of America Corp., Senior Unsecured Notes, 5.70%, due 1/24/22	6,037
	780	Bank of America Corp., Senior Unsecured Notes, 5.88%, due 2/7/42	895	ØØ
	1,975	Citigroup, Inc., Senior Unsecured Notes, 2.65%, due 3/2/15	1,990	ØØ
	1,650	Citigroup, Inc., Senior Unsecured Notes, 6.13%, due 11/21/17	1,885	ØØ
	3,585	Goldman Sachs Group, Inc., Senior Notes, 3.30%, due 5/3/15	3,647	ØØ
	2,430	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.75%, due 1/24/22	2,655
	1,195	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37	1,229
	3,135	JPMorgan Chase & Co., Unsecured Medium-Term Notes, 1.88%, due 3/20/15	3,173	ØØ
	8,010	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, Ser. F, 5.63%, due 9/23/19	8,096	ØØ
	2,005	Morgan Stanley, Senior Unsecured Notes, 6.38%, due 7/24/42	2,014
	2,275	Sumitomo Mitsui Banking Corp., Guaranteed Bank Notes, 3.20%, due 7/18/22	2,304
	1,225	UnionBanCal Corp., Senior Unsecured Notes, 3.50%, due 6/18/22	1,280
	1,655	Wells Fargo & Co., Senior Notes, 1.50%, due 7/1/15	1,671
			44,872
Beverages (1.2%)
	1,080	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 3.75%, due 7/15/42	1,134
	380	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	434
	215	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 5/15/17	248
	1,050	Molson Coors Brewing Co., Guaranteed Notes, 5.00%, due 5/1/42	1,246	ØØ
	3,875	Pernod-Ricard SA, Senior Unsecured Notes, 2.95%, due 1/15/17	3,998	ñØØ
	2,660	Pernod-Ricard SA, Senior Unsecured Notes, 5.50%, due 1/15/42	3,011	ñØØ
			10,071
Biotechnology (0.1%)
	480	Amgen, Inc., Senior Unsecured Notes, 5.15%, due 11/15/41	531

Building & Construction (0.1%)
	70	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	70	ñ
	190	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	207
	350	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	390
			667
Building Materials (0.1%)
	265	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	285	ØØ
	830	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	888	ñØØ
			1,173
Chemicals (0.6%)
	1,100	Hexion US Finance Corp., Senior Secured Notes, 6.63%, due 4/15/20	1,125
	330	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	376	ØØ
	285	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	328	ØØ
	1,010	LyondellBasell Industries NV, Senior Unsecured Notes, 5.00%, due 4/15/19	1,096
	170	LyondellBasell Industries NV, Senior Unsecured Notes, 6.00%, due 11/15/21	195
	955	Momentive Performance Materials, Inc., Senior Secured Notes, 10.00%, due 10/15/20	967	ñ
	890	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	650
	245	Taminco Global Chemical Corp., Secured Notes, 9.75%, due 3/31/20	257	ñ
			4,994
Commercial Services (0.5%)
	1,955	ERAC USA Finance LLC, Guaranteed Notes, 7.00%, due 10/15/37	2,472	ñØØ
	1,430	ERAC USA Finance LLC, Senior Notes, 4.50%, due 8/16/21	1,553	ñØØ
			4,025
Computer Hardware (0.0%)
	270	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	293

Computers (1.0%)
	4,830	Hewlett-Packard Co., Senior Unsecured Notes, 2.60%, due 9/15/17	4,819	ØØ
	3,475	Hewlett-Packard Co., Senior Unsecured Notes, 4.65%, due 12/9/21	3,653	ØØ
			8,472
Consumer - Commercial Lease Financing (1.1%)
	650	CIT Group, Inc., Senior Unsecured Notes, Ser. C, 5.25%, due 4/1/14	678	ñ
	2,190	CIT Group, Inc., Guaranteed Notes, 7.00%, due 5/2/16	2,201	ñØØ
	117	CIT Group, Inc., Guaranteed Notes, 7.00%, due 5/2/17	117	ñØØ
	585	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	611
	75	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	79
	310	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	340	ñ
	840	CIT Group, Inc., Senior Unsecured Notes, 5.50%, due 2/15/19	886	ñ
	960	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 6.63%, due 11/15/13	1,003
	755	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.65%, due 6/1/14	781
	1,190	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	1,342	ØØ
	535	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	623	ØØ
	365	Int'l Lease Finance Corp., Senior Secured Notes, 7.13%, due 9/1/18	413	ñØØ
	355	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	373	ØØ
			9,447
Consumer Services (0.6%)
	2,800	ADT Corp, Guaranteed Notes, 2.25%, due 7/15/17	2,843	ñ
	2,455	ADT Corp, Guaranteed Notes, 3.50%, due 7/15/22	2,534	ñ
			5,377
Department Stores (0.1%)
	630	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	565

Diversified Financial Services (2.1%)
	2,520	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.00%, due 6/12/17	2,509
	3,460	General Electric Capital Corp., Senior Unsecured Notes, 1.63%, due 7/2/15	3,497
	2,930	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 2.30%, due 4/27/17	2,995	ØØ
	4,355	General Electric Capital Corp., Junior Subordinated Notes, Ser. B, 6.25%, due 12/15/49	4,455	µ
	3,400	Hyundai Capital Services, Inc., Senior Unsecured Notes, 3.50%, due 9/13/17	3,477	ñØØ
	720	PSALM Corp., Guaranteed Notes, 7.39%, due 12/2/24	976
			17,909
Electric (0.9%)
	5,185	Exelon Generation Co., LLC, Senior Unsecured Notes, 4.00%, due 10/1/20	5,371	ØØ
	2,500	Oncor Electric Delivery Co., Senior Secured Notes, 4.10%, due 6/1/22	2,658	ñ
			8,029
Electric - Generation (0.5%)
	270	Calpine Construction Finance Co. L.P., Senior Secured Notes, 8.00%, due 6/1/16	293	ñØØ
	1,130	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	1,223	ñØØ
	1,000	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	1,065	ØØ
	1,385	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	1,471	ØØ
			4,052
Electric - Integrated (0.2%)
	545	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	607	ñ
	960	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	989
			1,596
Electronics (0.3%)
	670	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	705	ñ
	225	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	241	ñØØ
	180	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	206	ñØØ
	1,685	Philips Electronics NV, Senior Unsecured Notes, 3.75%, due 3/15/22	1,816	ØØ
			2,968
Energy - Exploration & Production (1.3%)
	50	Chesapeake Energy Corp., Guaranteed Notes, 7.63%, due 7/15/13	52
	400	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	430
	40	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	40
	1,130	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 8/15/18	1,133
	15	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	15
	610	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	596
	595	Cimarex Energy Co., Guaranteed Notes, 5.88%, due 5/1/22	634	ØØ
	100	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	112
	115	Everest Acquisition LLC/Everest Acquisition Finance, Inc., Senior Secured Notes, 6.88%, due 5/1/19	123	ñ
	1,180	Everest Acquisition LLC/Everest Acquisition Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	1,270	ñ
	510	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	461
	595	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	646
	453	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	478
	625	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	675
	210	Newfield Exploration Co., Senior Unsecured Notes, 5.63%, due 7/1/24	224
	730	Pioneer Natural Resources Co., Guaranteed Notes, 5.88%, due 7/15/16	826	ØØ
	390	Plains Exploration & Production Co., Guaranteed Notes, 7.63%, due 6/1/18	417
	345	Plains Exploration & Production Co., Guaranteed Notes, 6.63%, due 5/1/21	366
	360	Plains Exploration & Production Co., Guaranteed Notes, 6.75%, due 2/1/22	385
	195	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	207
	115	Range Resources Corp., Guaranteed Notes, 5.00%, due 8/15/22	118
	345	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	359	ñ
	430	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	439
	330	SandRidge Energy, Inc., Guaranteed Notes, 8.13%, due 10/15/22	343	ñ
	415	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 1/15/17	425
			10,774
Food (0.8%)
	3,505	Delhaize Group, Guaranteed Notes, 4.13%, due 4/10/19	3,311	ØØ
	1,635	Kraft Foods Group, Inc., Guaranteed Notes, 1.63%, due 6/4/15	1,663	ñ
	2,005	Kraft Foods Group, Inc., Guaranteed Notes, 5.00%, due 6/4/42	2,261	ñØØ
			7,235
Food & Drug Retailers (0.1%)
	655	Rite Aid Corp., Senior Secured Notes, 9.75%, due 6/12/16	722

Gaming (0.6%)
	485	Chester Downs & Marina LLC, Senior Secured Notes, 9.25%, due 2/1/20	501	ñØØ
	905	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	954	ØØ
	150	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	158	ñ
	635	MGM Mirage, Inc., Senior Secured Notes, 11.13%, due 11/15/17	709	ØØ
	315	MGM Mirage, Inc., Senior Secured Notes, 9.00%, due 3/15/20	351
	1,210	MGM Resorts Int'l, Guaranteed Notes, 7.75%, due 3/15/22	1,213
	510	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	546	ØØ
	460	Seminole Indian Tribe of Florida, Notes, 7.75%, due 10/1/17	502	ñ
	378	Wynn Las Vegas LLC, 1st Mortgage, 7.75%, due 8/15/20	419
			5,353
Gas Distribution (1.1%)
	645	Access Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	650
	220	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	233
	665	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	707
	310	El Paso Corp., Senior Unsecured Notes, 7.00%, due 6/15/17	355
	90	El Paso Corp., Senior Unsecured Global Medium-Term Notes, 7.75%, due 1/15/32	105
	700	El Paso Energy Corp., Senior Unsecured Global Medium-Term Notes, 7.80%, due 8/1/31	814
	875	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	1,000	ØØ
	2,165	Enterprise Products Operating LLC, Guaranteed Notes, 5.95%, due 2/1/41	2,580	ØØ
	350	Ferrellgas L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	374	ØØ
	350	Inergy L.P., Guaranteed Notes, 7.00%, due 10/1/18	361
	815	Kinder Morgan Finance Co., Guaranteed Notes, 5.70%, due 1/5/16	867
	755	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	804	ØØ
	455	Regency Energy Partners L.P., Guaranteed Notes, 6.88%, due 12/1/18	487
			9,337
Health Facilities (0.6%)
	80	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	78
	415	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	468
	1,100	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	1,229
	725	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	780
	1,045	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	1,155	ØØ
	560	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 5.88%, due 3/15/24	599	ñØØ
	690	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	744
	140	Tenet Healthcare Corp., Senior Secured Notes, 8.88%, due 7/1/19	159	ØØ
			5,212
Hotels (0.2%)
	65	Choice Hotels Int'l, Inc., Guaranteed Notes, 5.75%, due 7/1/22	69
	405	Host Hotels & Resorts L.P., Unsubordinated Notes, Ser. W, 5.88%, due 6/15/19	444
	220	Host Hotels & Resorts L.P., Senior Unsecured Notes, 6.00%, due 10/1/21	247
	520	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, due 3/15/22	551	ñ
			1,311
Insurance (0.6%)
	850	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 5.13%, due 4/15/22	904
	2,540	Lincoln National Corp., Senior Unsecured Notes, 4.20%, due 3/15/22	2,623	ØØ
	1,495	Prudential Financial, Inc., Senior Unsecured Medium-Term Notes, Ser. D, 3.88%, due 1/14/15	1,566	ØØ
			5,093
Investments & Misc. Financial Services (0.2%)
	830	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	873	ØØ
	820	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	871
	235	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	250	ñ
			1,994
Leisure (0.1%)
	275	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	309
	635	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.25%, due 6/15/16	702	ØØ
			1,011
Machinery (0.3%)
	1,355	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	1,589	ØØ
	345	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	357	ØØ
	245	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	267	ØØ
			2,213
Media (3.0%)
	3,945	CBS Corp., Guaranteed Notes, 4.85%, due 7/1/42	4,162	ØØ
	3,980	DirecTV Holdings LLC, Guaranteed Notes, 2.40%, due 3/15/17	4,086	ØØ
	825	DirecTV Holdings LLC, Guaranteed Notes, 5.00%, due 3/1/21	945	ØØ
	3,300	DirecTV Holdings LLC, Guaranteed Notes, 6.00%, due 8/15/40	3,844	ØØ
	1,505	NBC Universal Media LLC, Senior Unsecured Notes, 6.40%, due 4/30/40	1,970	ØØ
	1,820	Time Warner Cable, Inc., Guaranteed Notes, 6.75%, due 7/1/18	2,288	ØØ
	2,845	Time Warner Cable, Inc., Guaranteed Notes, 8.75%, due 2/14/19	3,865	ØØ
	1,815	Time Warner Cable, Inc., Guaranteed Notes, 5.50%, due 9/1/41	2,117	ØØ
	1,365	Time Warner, Inc., Guaranteed Notes, 6.10%, due 7/15/40	1,678	ØØ
	815	Time Warner, Inc., Guaranteed Notes, 5.38%, due 10/15/41	935	ØØ
			25,890
Media - Broadcast (0.3%)
	140	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	159
	1,380	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,435	ñ
	135	XM Satellite Radio, Inc., Guaranteed Notes, 13.00%, due 8/1/13	150	ñ
	1,100	XM Satellite Radio, Inc., Guaranteed Notes, 7.63%, due 11/1/18	1,193	ñ
			2,937
Media - Cable (1.0%)
	1,080	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	1,187	ØØ
	60	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	66
	585	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	661
	1,020	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 8.63%, due 11/15/17	1,099	ñØØ
	135	CSC Holdings LLC, Senior Unsecured Notes, 8.50%, due 4/15/14	149
	695	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	787
	405	CSC Holdings LLC, Senior Unsecured Notes, 6.75%, due 11/15/21	442	ñ
	270	DISH DBS Corp., Guaranteed Notes, 4.63%, due 7/15/17	274	ñ
	500	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	581
	90	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	98
	1,080	DISH DBS Corp., Guaranteed Notes, 5.88%, due 7/15/22	1,112	ñ
	150	EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16	166
	525	UPC Holding BV, Secured Notes, 9.88%, due 4/15/18	580	ñ
	555	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	606
	530	Virgin Media Finance PLC, Guaranteed Notes, 5.25%, due 2/15/22	549
			8,357
Media - Services (0.3%)
	815	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 9.25%, due 12/15/17	880
	210	Lamar Media Corp., Guaranteed Notes, 9.75%, due 4/1/14	235
	250	Lamar Media Corp., Guaranteed Notes, 7.88%, due 4/15/18	278
	685	Lamar Media Corp., Guaranteed Notes, 5.88%, due 2/1/22	723
	25	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	27
	765	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	841
			2,984
Medical Products (0.2%)
	315	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	338	ñ
	110	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	118	ñ
	395	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	441	ñ
	90	Hologic, Inc., Guaranteed Notes, 6.25%, due 8/1/20	95	ñØ
	485	LVB Acquisition, Inc., Guaranteed Notes, 10.00%, due 10/15/17	517
	275	LVB Acquisition, Inc., Guaranteed Notes, 10.38%, due 10/15/17	294	c
			1,803
Metals - Mining Excluding Steel (0.4%)
	325	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	318	ØØ
	1,410	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 7.00%, due 11/1/15	1,445	ñØØ
	565	FMG Resources (August 2006) Pty Ltd., Senior Unsecured Notes, 6.00%, due 4/1/17	564	ñ
	400	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	440	ØØ
	780	Peabody Energy Corp., Guaranteed Notes, 6.00%, due 11/15/18	780	ñØØ
			3,547
Mining (0.7%)
	4,070	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes, 3.55%, due 3/1/22	4,109	ØØ
	1,930	Vale Overseas Ltd., Guaranteed Notes, 4.38%, due 1/11/22	2,017	ØØ
			6,126
Office - Business Equipment (0.5%)
	4,065	Xerox Corp., Senior Unsecured Notes, 4.50%, due 5/15/21	4,239

Oil & Gas (1.5%)
	5,110	Anadarko Petroleum Corp., Senior Unsecured Notes, 5.95%, due 9/15/16	5,913	ØØ
	3,410	Encana Corp., Senior Unsecured Notes, 5.90%, due 12/1/17	3,936	ØØ
	2,337	Suncor, Inc., Senior Unsecured Notes, 6.50%, due 6/15/38	3,047
			12,896
Packaging (0.4%)
	840	Berry Plastics Corp., Secured Floating Rate Notes, 4.34%, due 9/15/14	830	µ
	430	Berry Plastics Corp., Secured Notes, 9.50%, due 5/15/18	470
	570	Crown Americas LLC, Guaranteed Notes, 7.63%, due 5/15/17	618	ØØ
	580	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	654
	475	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.13%, due 4/15/19	505
	225	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	248
	220	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	234
			3,559
Pharmaceuticals (1.2%)
	665	Endo Pharmaceuticals Holdings, Inc., Guaranteed Notes, 7.00%, due 7/15/19	735
	4,165	Express Scripts Holding, Co., Guaranteed Notes, 2.65%, due 2/15/17	4,273	ñØØ
	280	Jaguar Holding Co., Senior Unsecured Notes, 9.50%, due 12/1/19	311	ñ
	380	Mylan, Inc., Guaranteed Notes, 7.63%, due 7/15/17	424	ñ
	165	Mylan, Inc., Guaranteed Notes, 7.88%, due 7/15/20	188	ñ
	3,280	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 1.63%, due 3/17/17	3,302	ñ
	355	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.50%, due 7/15/16	376	ñ
	295	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	314	ñ
	195	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	206	ñ
			10,129
Pipelines (0.3%)
	580	Energy Transfer Partners L.P., Senior Unsecured Notes, 5.20%, due 2/1/22	641
	1,640	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 6.50%, due 9/1/39	1,961	ØØ
			2,602
Printing & Publishing (0.5%)
	670	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	755	ØØ
	1,020	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	1,127
	165	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.60%, due 8/15/16	178
	1,635	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	1,619	ØØ
	675	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	680	ØØ
			4,359
Real Estate Investment Trusts (1.4%)
	4,375	Goodman Funding Pty Ltd., Guaranteed Notes, 6.00%, due 3/22/22	4,540	ñØØ
	995	Health Care REIT, Inc., Senior Unsecured Notes, 5.25%, due 1/15/22	1,118
	6,065	Ventas Realty LP/Ventas Capital Corp., Guaranteed Notes, 4.00%, due 4/30/19	6,462
			12,120
Software - Services (0.2%)
	225	Fidelity National Information Services, Inc., Guaranteed Notes, 7.63%, due 7/15/17	249
	160	Fidelity National Information Services, Inc., Guaranteed Notes, 7.88%, due 7/15/20	180
	1,240	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	1,294	ñ
			1,723
Specialty Retail (0.3%)
	565	Sally Holdings LLC, Guaranteed Notes, 5.75%, due 6/1/22	604	ØØ
	760	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	840	ØØ
	1,115	Toys "R" Us Property Co. II LLC, Senior Secured Notes, 8.50%, due 12/1/17	1,204
			2,648
Steel Producers - Products (0.5%)
	110	ArcelorMittal, Senior Unsecured Notes, 4.50%, due 2/25/17	109
	3,675	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	3,799
	140	ArcelorMittal, Senior Unsecured Notes, 6.25%, due 2/25/22	140
	510	Ryerson, Inc., Senior Secured Floating Rate Notes, 7.84%, due 11/1/14	495	µØØ
			4,543
Support - Services (0.2%)
	615	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	683	ØØ
	265	Knowledge Learning Corp., Guaranteed Notes, 7.75%, due 2/1/15	221	ñ
	295	UR Merger Sub Corp., Guaranteed Notes, 10.88%, due 6/15/16	332
	340	UR Merger Sub Corp., Secured Notes, 5.75%, due 7/15/18	355	ñ
			1,591
Telecom - Integrated Services (1.4%)
	560	CenturyLink, Inc., Senior Unsecured Notes, Ser. T, 5.80%, due 3/15/22	594	ØØ
	175	Citizens Communications Co., Senior Unsecured Notes, 6.25%, due 1/15/13	179	ØØ
	580	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	571	ØØ
	135	Frontier Communications Corp., Senior Unsecured Notes, 7.88%, due 4/15/15	149
	360	Frontier Communications Corp., Senior Unsecured Notes, 8.25%, due 4/15/17	394
	600	Frontier Communications Corp., Senior Unsecured Notes, 9.25%, due 7/1/21	660
	910	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	1,012	ØØ
	153	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	166	ØØ
	260	Qwest Capital Funding, Inc., Guaranteed Notes, 6.88%, due 7/15/28	261
	1,345	Qwest Communications Int'l, Inc., Guaranteed Notes, 7.13%, due 4/1/18	1,431	ØØ
	3,055	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	3,564	ØØ
	330	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	332
	125	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	132	ØØ
	1,205	Windstream Corp., Guaranteed Notes, 7.75%, due 10/15/20	1,283	ØØ
	600	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	642	ØØ
	300	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	314
			11,684
Telecom - Wireless (0.5%)
	603	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	639	ØØ
	165	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	174	ñ
	945	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	969
	385	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	345
	960	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 12/1/16	972	ØØ
	580	Sprint Nextel Corp., Guaranteed Notes, 7.00%, due 3/1/20	632	ñ
	440	Wind Acquisition Finance SA, Senior Secured Notes, 7.25%, due 2/15/18	389	ñ
			4,120
Telecommunications (1.8%)
	1,680	America Movil SAB de CV, Senior Unsecured Notes, 3.13%, due 7/16/22	1,729	ØØ
	1,330	AT&T, Inc., Senior Unsecured Notes, 6.55%, due 2/15/39	1,827	ØØ
	2,360	Deutsche Telekom Int’l Finance BV, Guaranteed Notes, 2.25%, due 3/6/17	2,386	ñØØ
	5,405	Telefonaktiebolaget LM Ericsson, Senior Unsecured Notes, 4.13%, due 5/15/22	5,507	ØØ
	4,950	Telefonica Emisiones SAU, Guaranteed Notes, 5.46%, due 2/16/21	4,455	ØØ
			15,904
		Total Corporate Debt Securities (Cost $318,734)	332,568

Asset-Backed Securities (6.1%)
	2,980	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M1, 0.70%, due 9/25/35	2,201	µ
	3,480	Accredited Mortgage Loan Trust, Ser. 2005-4, Class A2D, 0.57%, due 12/25/35	2,714	µ
	2,000	ACE Securities Corp., Ser. 2007-ASP2, Class A2D, 0.53%, due 6/25/37	963	µØØ
	1,201	Asset Backed Securities Corp. Home Equity, Ser. 2004-HE5, Class M2, 2.12%, due 8/25/34	856	µ
	3,700	Asset Backed Securities Corp. Home Equity, Ser. 2006-HE1, Class A3, 0.45%, due 1/25/36	3,038	µ
	3,958	Carrington Mortgage Loan Trust, Ser. 2005-NC3, Class M2, 0.71%, due 6/25/35	2,603	µ
	4,000	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A3, 0.40%, due 5/25/36	2,865	µ
	3,503	Carrington Mortgage Loan Trust, Ser. 2006-NC4, Class A5, 0.31%, due 10/25/36	2,327	µ
	2,500	Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE2, Class M1, 1.00%, due 5/25/35	1,883	ñµ
	1,114	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, 0.41%, due 9/25/36	417	µ
	2,297	Credit-Based Asset Servicing and Securitization, Ser. 2006-CB3, Class AV3, 0.42%, due 3/25/36	1,396	µ
	1,905	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FFH4, Class M5, 1.82%, due 1/25/35	1,338	µ
	3,300	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF5, Class M2, 0.74%, due 3/25/35	2,451	µ
	1,195	Fremont Home Loan Trust, Ser. 2004-2, Class M2, 1.18%, due 7/25/34	950	µ
	1,418	GE-WMC Mortgage Securities LLC, Ser. 2005-2, Class A2C, 0.50%, due 12/25/35	1,011	µ
	5,288	Morgan Stanley Home Equity Loan Trust, Ser. 2006-2, Class A4, 0.53%, due 2/25/36	2,774	µ
	630	Morgan Stanley Home Equity Loan Trust, Ser. 2006-3, Class A3, 0.41%, due 4/25/36	330	µ
	3,190	Nationstar Home Equity Loan Trust, Ser. 2007-A, Class AV3, 0.40%, due 3/25/37	2,445	µ
	3,835	New Century Home Equity Loan Trust, Ser. 2004-3, Class M2, 1.22%, due 11/25/34	3,207	µ
	3,500	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class A4, 0.53%, due 3/25/36	2,477	µØØ
	2,170	Park Place Securities, Inc., Ser. 2004-WHQ2, Class M3, 0.94%, due 2/25/35	1,351	µ
	1,369	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.93%, due 3/25/33	999	µ
	1,981	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.48%, due 1/25/36	1,587	µ
	1,441	Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, 1.12%, due 8/25/35	1,017	µ
	1,286	Soundview Home Equity Loan Trust, Ser. 2006-3, Class A3, 0.41%, due 11/25/36	717	µØØ
	3,490	Structured Asset Investment Loan Trust, Ser. 2004-8, Class M1, 1.15%, due 9/25/34	2,422	µ
	4,255	Structured Asset Securities Corp., Ser. 2005-NC2, Class M3, 0.68%, due 5/25/35	3,102	µ
	2,002	Structured Asset Securities Corp., Ser. 2006-NC1, Class A4, 0.40%, due 5/25/36	1,323	µ
	2,239	Wells Fargo Home Equity Trust, Ser. 2006-3, Class A2, 0.40%, due 1/25/37	1,582	µ
		Total Asset-Backed Securities (Cost $50,585)	52,346

Government Securities (4.3%)

Quasi - Sovereign (1.2%)
	1,100	Banco Nacional de Desenvolvimento Economico e Social, Senior Unsecured Notes, 5.50%, due 7/12/20	1,265
	760	Bank of China (Hong Kong) Ltd., Subordinated Notes, 5.55%, due 2/11/20	826
	100	Empresa Nacional del Petroleo, Senior Unsecured Notes, 5.25%, due 8/10/20	110
	400	Export Credit Bank of Turkey, Senior Unsecured Notes, 5.88%, due 4/24/19	433
	150	KazMunayGaz Finance Sub BV, Senior Unsecured Notes, 11.75%, due 1/23/15	182
	400	KazMunayGaz National Co., Senior Unsecured Global Medium-Term Notes, Ser. 2, 9.13%, due 7/2/18	515
	250	KazMunayGaz National Co., Senior Unsecured Notes, 6.38%, due 4/9/21	290
	200	Majapahit Holding BV, Senior Unsecured Notes, 7.25%, due 6/28/17	232
	500	Majapahit Holding BV, Senior Unsecured Notes, 7.88%, due 6/29/37	641
	400	Majapahit Holding BV, Senior Unsecured Notes, 7.75%, due 1/20/20	489
	900	Nak Naftogaz Ukraine, Unsecured Notes, 9.50%, due 9/30/14	893
	170	Pemex Project Funding Master Trust, Guaranteed Notes, 5.75%, due 3/1/18	198
	200	Pemex Project Funding Master Trust, Guaranteed Notes, 6.63%, due 6/15/35	256
	600	Pemex Project Funding Master Trust, Guaranteed Notes, 6.63%, due 6/15/38	769
	1,450	Petroleos de Venezuela SA, Senior Unsecured Notes, 5.25%, due 4/12/17	1,053
	850	Petroleos de Venezuela SA, Senior Unsecured Notes, 12.75%, due 2/17/22	822
	400	Power Sector Assets & Liabilities Management Corp., Senior Unsecured Notes, 6.88%, due 11/2/16	467
	650	Russian Agricultural Bank OJSC Via RSHB Capital SA, Senior Unsecured Notes, 6.30%, due 5/15/17	710
	200	Russian Agricultural Bank OJSC Via RSHB Capital SA, Senior Unsecured Notes, 7.13%, due 1/14/14	212
	200	Russian Agricultural Bank OJSC Via RSHB Capital SA, Senior Unsecured Notes, 7.75%, due 5/29/18	235
	200	Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes, 6.00%, due 6/3/21	201
			10,799
Sovereign (3.1%)
	100	Arab Republic of Egypt, Senior Unsecured Notes, 6.88%, due 4/30/40	86
AUD	3,390	Australian Government Bond, Senior Unsecured Notes, 5.25%, due 3/15/19	4,094	a
CAD	3,160	Canadian Government Bond, Unsecured Notes, 1.50%, due 3/1/17	3,179	a
	200	Dominican Republic, Senior Unsecured Notes, 7.50%, due 5/6/21	218
	240	Federative Republic of Brazil, Senior Unsecured Notes, 7.88%, due 3/7/15	280
	150	Federative Republic of Brazil, Senior Unsecured Notes, 5.63%, due 1/7/41	196
	100	Gabonese Republic, Unsecured Notes, 8.20%, due 12/12/17	117
JPY	138,880	Japanese Government Cpi Linked Bond, Senior Unsecured Notes, 1.40%, due 6/10/18	1,954	a
	380	Lebanese Republic, Unsecured Global Medium-Term Notes, 6.38%, due 3/9/20	380
NZD	3,300	New Zealand Government Bond, Senior Unsecured Notes, 6.00%, due 12/15/17	3,074	a
NZD	895	New Zealand Government Bond, Senior Unsecured Notes, 5.50%, due 4/15/23	851	a
	170	Republic of Argentina, Senior Unsecured Notes, 8.75%, due 6/2/17	153
	135	Republic of Argentina, Senior Unsecured Notes, 8.28%, due 12/31/33	87
	230	Republic of Bulgaria, Senior Unsecured Notes, 8.25%, due 1/15/15	261
	300	Republic of Colombia, Senior Unsecured Notes, 8.25%, due 12/22/14	350
	150	Republic of Colombia, Senior Unsecured Notes, 7.38%, due 3/18/19	199
	100	Republic of Colombia, Senior Unsecured Notes, 6.13%, due 1/18/41	138
	530	Republic of Croatia, Senior Unsecured Notes, 6.75%, due 11/5/19	556
	250	Republic of El Salvador, Senior Unsecured Notes, 7.38%, due 12/1/19	281
	150	Republic of El Salvador, Senior Unsecured Notes, 7.65%, due 6/15/35	162
	100	Republic of Ghana, Senior Unsecured Notes, 8.50%, due 10/4/17	112
	530	Republic of Hungary, Senior Unsecured Notes, 6.25%, due 1/29/20	542
	150	Republic of Hungary, Senior Unsecured Notes, 7.63%, due 3/29/41	157
	100	Republic of Indonesia, Senior Unsecured Bonds, 6.75%, due 3/10/14	107
	550	Republic of Lithuania, Senior Unsecured Notes, 7.38%, due 2/11/20	672
	200	Republic of Panama, Senior Unsecured Notes, 5.20%, due 1/30/20	238
	380	Republic of Panama, Senior Unsecured Notes, 7.13%, due 1/29/26	535
	200	Republic of Panama, Senior Unsecured Notes, 6.70%, due 1/26/36	283
	470	Republic of Peru, Senior Unsecured Notes, 8.38%, due 5/3/16	583
	150	Republic of Peru, Senior Unsecured Notes, 8.75%, due 11/21/33	261
	300	Republic of Philippines, Senior Unsecured Notes, 8.38%, due 6/17/19	411
	170	Republic of Philippines, Senior Unsecured Notes, 6.38%, due 10/23/34	231
	100	Republic of Poland, Senior Unsecured Notes, 5.25%, due 1/15/14	106
	150	Republic of Poland, Senior Unsecured Notes, 5.00%, due 10/19/15	166
	400	Republic of Poland, Senior Unsecured Notes, 6.38%, due 7/15/19	489
	600	Republic of Poland, Senior Unsecured Notes, 5.13%, due 4/21/21	688
	250	Republic of Sri Lanka, Senior Unsecured Notes, 6.25%, due 10/4/20	260
	200	Republic of Turkey, Senior Unsecured Notes, 9.50%, due 1/15/14	220
	360	Republic of Turkey, Senior Unsecured Notes, 7.00%, due 6/5/20	443
	330	Republic of Turkey, Senior Unsecured Notes, 7.38%, due 2/5/25	432
	320	Republic of Turkey, Senior Unsecured Notes, 6.88%, due 3/17/36	408
	170	Republic of Turkey, Senior Unsecured Notes, 7.25%, due 3/5/38	227
	100	Republic of Venezuela, Senior Unsecured Notes, 9.38%, due 1/13/34	79
	200	Russian Federation Bond, Notes, 5.00%, due 4/29/20	227
	720	Russian Federation Bond, Senior Unsecured Notes, 7.50%, due 3/31/30	894
	4	Russian Federation Bond, Senior Unsecured Notes, 7.50%, due 3/31/30	5
	350	Socialist Republic of Vietnam, Bonds, 6.75%, due 1/29/20	381
	900	Ukraine Government Bond, Senior Unsecured Notes, 6.58%, due 11/21/16	826
	200	United Mexican States, Senior Unsecured Global Medium-Term Notes, Ser. A, 5.13%, due 1/15/20	240
			26,839
		Total Government Securities (Cost $36,337)	37,638

NUMBER OF SHARES

Short-Term Investments (5.6%)
	47,895,050	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $47,895)	47,895

		Total Investments (121.3%) (Cost $1,011,317)	1,046,535	##

		Liabilities, less cash, receivables and other assets [(21.3%)]	(183,939)	¢¢

		Total Net Assets (100.0%)	$862,596

See Notes to Schedule of Investments

July 31, 2012 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Core Bond Fund (“Core Bond”), Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal Intermediate Bond Fund (“Municipal Intermediate Bond”), Neuberger Berman Short Duration Bond Fund (“Short Duration”), and Neuberger Berman Strategic Income Fund (“Strategic Income”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Emerging Markets Debt, Sovereign Debt and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

Inputs used by independent pricing services to value bank loan securities include multiple broker quotes (generally Level 2 inputs).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Financial futures contracts are determined by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in State Street Institutional Government Money Market Fund Institutional Class and State Street Institutional Liquid Reserves Fund Institutional Class are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of July 31, 2012:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3§	Total
Core Bond
Investments:
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	$-	$80,532	$-	$80,532
Mortgage–Backed Securities^	-	143,496	-	143,496
Corporate Debt Securities^	-	64,962	-	64,962
Asset–Backed Securities	-	844	0	844
Short–Term Investments	-	43,034	-	43,034
Total Investments	-	332,868	0	332,868
Floating Rate Income
Investments:
Bank Loan Obligations
Aerospace & Defense	-	1,511	1,191	2,702
Air Transport	-	1,770	-	1,770
All Telecom	-	7,025	-	7,025
Automotive	-	4,248	-	4,248
Building & Development	-	6,986	-	6,986
Business Equipment & Services	-	13,452	958	14,410
Cable & Satellite Television	-	5,515	-	5,515
Chemicals & Plastics	-	8,456	-	8,456
Clothing – Textiles	-	2,607	-	2,607
Containers & Glass Products	-	7,413	-	7,413
Cosmetics – Toiletries	-	994	-	994
Drugs	-	518	-	518
Electronics – Electrical	-	18,365	1,844	20,209
Equipment Leasing	-	2,628	-	2,628
Farming – Agriculture	-	684	-	684
Financial Intermediaries	-	18,642	2,414	21,056
Food & Drug Retailers	-	1,589	-	1,589
Food Products	-	1,576	1,681	3,257
Food Service	-	2,310	-	2,310
Health Care	-	20,323	-	20,323
Home Furnishings	-	1,556	-	1,556

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Industrial Equipment	-	7,916	-	7,916
Insurance	-	1,117	-	1,117
Leisure Goods – Activities – Movies	-	3,458	-	3,458
Lodging & Casinos	-	7,056	-	7,056
Nonferrous Metals – Minerals	-	3,173	-	3,173
Oil & Gas	-	5,870	-	5,870
Publishing	-	4,497	-	4,497
Radio & Television	-	4,460	-	4,460
Retail	-	1,321	-	1,321
Retailers (except food & drug)	-	12,701	-	12,701
Steel	-	1,974	-	1,974
Surface Transport	-	1,376	-	1,376
Utilities	-	4,241	-	4,241
Total Bank Loan Obligations	-	187,328	8,088	195,416
Corporate Debt Securities^	-	20,386	-	20,386
Short–Term Investments	-	28,145	-	28,145
Total Investments	-	235,859	8,088	243,947
High Income
Investments:
Bank Loan Obligations^	-	281,322	-	281,322
Corporate Debt Securities
Airlines	-	27,737	3,862	31,599
Auto Loans	-	19,066	-	19,066
Automakers	-	26,997	-	26,997
Banking	-	118,228	-	118,228
Building & Construction	-	18,095	-	18,095
Building Materials	-	43,487	-	43,487
Chemicals	-	80,090	-	80,090
Computer Hardware	-	8,809	-	8,809
Consumer – Commercial Lease Financing	-	179,153	-	179,153
Consumer Products	-	8,973	-	8,973
Department Stores	-	25,306	-	25,306
Electric – Generation	-	93,952	-	93,952
Electric – Integrated	-	26,216	-	26,216
Electronics	-	52,107	-	52,107
Energy – Exploration & Production	-	294,041	-	294,041
Food & Drug Retailers	-	18,255	-	18,255
Gaming	-	95,540	-	95,540
Gas Distribution	-	155,405	-	155,405
Health Facilities	-	120,034	-	120,034
Hotels	-	15,263	-	15,263
Investments & Misc. Financial Services	-	54,072	-	54,072
Leisure	-	7,986	-	7,986
Machinery	-	43,662	-	43,662
Media – Broadcast	-	86,179	-	86,179
Media – Cable	-	127,127	-	127,127
Media – Services	-	34,994	-	34,994
Medical Products	-	26,671	-	26,671
Metals – Mining Excluding Steel	-	77,969	-	77,969
Packaging	-	130,605	-	130,605
Pharmaceuticals	-	29,695	-	29,695
Printing & Publishing	-	106,341	-	106,341
Real Estate Dev. & Mgt.	-	10,222	-	10,222
Software – Services	-	69,731	-	69,731
Specialty Retail	-	43,653	-	43,653
Support – Services	-	27,414	-	27,414
Telecom – Integrated Services	-	175,064	-	175,064
Telecom – Wireless	-	110,936	-	110,936
Total Corporate Debt Securities	-	2,589,075	3,862	2,592,937
Short–Term Investments	-	214,542	-	214,542

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Total Investments	-	3,084,939	3,862	3,088,801
Municipal Intermediate Bond
Investments:
Municipal Debt Securities^	-	147,762	-	147,762
Total Investments	-	147,762	-	147,762
Short Duration
Investments:
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	-	11,404	-	11,404
Mortgage–Backed Securities^	-	18,702	-	18,702
Corporate Debt Securities^	-	22,342	-	22,342
Asset–Backed Securities	-	8,125	0	8,125
Short–Term Investments	-	6,480	-	6,480
Total Investments	-	67,053	0	67,053
Strategic Income
Investments:
Bank Loan Obligations
Aerospace & Defense	-	876	259	1,135
Air Transport	-	1,136	-	1,136
All Telecom	-	4,173	-	4,173
Automotive	-	2,578	-	2,578
Building & Development	-	5,262	-	5,262
Business Equipment & Services	-	7,353	470	7,823
Cable & Satellite Television	-	5,892	-	5,892
Chemicals & Plastics	-	4,802	-	4,802
Clothing – Textiles	-	1,594	-	1,594
Containers & Glass Products	-	3,482	-	3,482
Cosmetics –Toiletries	-	545	-	545
Drugs	-	252	-	252
Electronics –Electrical	-	11,077	1,118	12,195
Equipment Leasing	-	1,542	-	1,542
Farming – Agriculture	-	292	-	292
Financial Intermediaries	-	11,268	1,409	12,677
Food & Drug Retailers	-	1,207	-	1,207
Food Products	-	958	1,489	2,447
Food Service	-	1,468	-	1,468
Health Care	-	11,905	-	11,905
Home Furnishings	-	819	-	819
Industrial Equipment	-	5,748	-	5,748
Insurance	-	634	-	634
Leisure Goods – Activities – Movies	-	2,348	-	2,348
Lodging & Casinos	-	4,007	-	4,007
Nonferrous Metals – Minerals	-	1,907	-	1,907
Oil & Gas	-	3,943	-	3,943
Publishing	-	3,311	-	3,311
Radio & Television	-	3,047	-	3,047
Retail	-	617	-	617
Retailers (except food & drug)	-	7,853	-	7,853
Steel	-	1,102	-	1,102
Surface Transport	-	1,198	-	1,198
Utilities	-	2,573	-	2,573
Total Bank Loan Obligations	-	116,769	4,745	121,514
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	-	63,340	-	63,340
Mortgage–Backed Securities^	-	391,234	-	391,234
Corporate Debt Securities
Aerospace & Defense	-	2,744	-	2,744
Agriculture	-	4,311	-	4,311
Airlines	-	1,472	633	2,105
Auto Loans	-	114	-	114

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Auto Manufacturers	-	1,939	-	1,939
Automakers	-	2,298	-	2,298
Banks	-	44,872	-	44,872
Beverages	-	10,071	-	10,071
Biotechnology	-	531	-	531
Building & Construction	-	667	-	667
Building Materials	-	1,173	-	1,173
Chemicals	-	4,994	-	4,994
Commercial Services	-	4,025	-	4,025
Computer Hardware	-	293	-	293
Computers	-	8,472	-	8,472
Consumer – Commercial Lease Financing	-	9,447	-	9,447
Consumer Services	-	5,377	-	5,377
Department Stores	-	565	-	565
Diversified Financial Services	-	17,909	-	17,909
Electric	-	8,029	-	8,029
Electric – Generation	-	4,052	-	4,052
Electric – Integrated	-	1,596	-	1,596
Electronics	-	2,968	-	2,968
Energy – Exploration & Production	-	10,774	-	10,774
Food	-	7,235	-	7,235
Food & Drug Retailers	-	722	-	722
Gaming	-	5,353	-	5,353
Gas Distribution	-	9,337	-	9,337
Health Facilities	-	5,212	-	5,212
Hotels	-	1,311	-	1,311
Insurance	-	5,093	-	5,093
Investments & Misc. Financial Services	-	1,994	-	1,994
Leisure	-	1,011	-	1,011
Machinery	-	2,213	-	2,213
Media	-	25,890	-	25,890
Media – Broadcast	-	2,937	-	2,937
Media – Cable	-	8,357	-	8,357
Media – Services	-	2,984	-	2,984
Medical Products	-	1,803	-	1,803
Metals – Mining Excluding Steel	-	3,547	-	3,547
Mining	-	6,126	-	6,126
Office – Business Equipment	-	4,239	-	4,239
Oil & Gas	-	12,896	-	12,896
Packaging	-	3,559	-	3,559
Pharmaceuticals	-	10,129	-	10,129
Pipelines	-	2,602	-	2,602
Printing & Publishing	-	4,359	-	4,359
Real Estate Investment Trusts	-	12,120	-	12,120
Software – Services	-	1,723	-	1,723
Specialty Retail	-	2,648	-	2,648
Steel Producers – Products	-	4,543	-	4,543
Support – Services	-	1,591	-	1,591
Telecom – Integrated Services	-	11,684	-	11,684
Telecom – Wireless	-	4,120	-	4,120
Telecommunications	-	15,904	-	15,904
Total Corporate Debt Securities	-	331,935	633	332,568
Asset–Backed Securities	-	52,346	-	52,346
Government Securities^	-	37,638	-	37,638
Short–Term Investments	-	47,895	-	47,895
Total Investments	-	1,041,157	5,378	1,046,535

^	The Schedule of Investments provides information on the industry or state categorization for the portfolio.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/11	Accrued discounts/ (premiums)	Realized gain/loss	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 7/31/12	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/12

Investments in Securities:
Core Bond
Corporate Debt Securities
Airlines	$3,025	$-	$208	$(70)	$1,341	$(4,504)	$-	$-	$-	$-
Asset–Backed Securities	0	-	-	-	-	-	-	-	0	-
Total	3,025	-	208	(70)	1,341	(4,504)	-	-	0	-
Floating Rate Income
Bank Loan Obligations
Aerospace & Defense	660	2	-	-	532	(3)	-	-	1,191	-
All Telecom	1,093	1	(43)	-	-	(1,051)	-	-	-	-
Automotive	1,298	-	-	-	-	-	-	(1,298)	-	-
Building & Development	581	-	-	-	-	-	-	(581)	-	-
Business Equipment & Services	-	2	-	7	949	-	-	-	958	7
Containers & Glass Products	2,757	-	-	-	-	-	-	(2,757)	-	-
Electronics – Electrical	727	1	-	-	1,204	(88)	-	-	1,844	-
Financial Intermediaries	3,944	7	8	11	-	(445)	-	(1,111)	2,414	11
Food Products	-	-	-	3	1,681	(3)	-	-	1,681	3
Home Furnishings	1,747	-	-	-	-	-	-	(1,747)	-	-
Leisure Goods – Activities – Movies	1,246	-	29	-	-	(1,275)	-	-	-	-
Publishing	1,680	-	-	-	-	-	-	(1,680)	-	-
Total	15,733	13	(6)	21	4,366	(2,865)	-	(9,174)	8,088	21
High Income
Corporate Debt Securities
Airlines	4,063	-	(30)	218	-	(389)	-	-	3,862	218
Total	4,063	-	(30)	218	-	(389)	-	-	3,862	218
Short Duration
Asset–Backed Securities	0	-	-	-	-	-	-	-	0	-
Total	0	-	-	-	-	-	-	-	0	-
Strategic Income
Bank Loan Obligations
Aerospace & Defense	260	-	-	-	-	(1)	-	-	259	-

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

All Telecom	706	-	(27)	-	-	(679)	-	-	-	-
Automotive	441	-	-	-	-	-	-	(441)	-	-
Building & Development	236	-	-	-	-	-	-	(236)	-	-
Business Equipment & Services	-	1	-	3	-	-	466	-	470	3
Containers & Glass Products	723	-	-	-	-	-	-	(723)	-	-
Electronics – Electrical	494	2	-	(4)	677	(51)	-	-	1,118	(4)
Financial Intermediaries	2,183	4	1	10	216	(220)	-	(785)	1,409	10
Food Products	-	1	-	7	1,485	(4)	-	-	1,489	7
Home Furnishing	307	-	-	-	-	-	-	(307)	-	-
Leisure Goods – Activities – Movies	612	-	14	-	-	(626)	-	-	-	-
Publishing	998	-	-	-	-	-	-	(998)	-	-
Corporate Debt Securities
Airlines	5,637	-	281	36	4,428	(9,749)	-	-	633	36
Electric – Generation	61	-	-	-	-	(61)	-	-	-	-
Total	12,658	8	269	52	6,806	(11,391)	466	(3,490)	5,378	52

The Funds had no transfers between Levels 1 and 2 during the period ended July 31, 2012. As of July 31, 2012, seven securities in Floating Rate Income and seven securities in Strategic Income transferred from Level 3 to Level 2 as a result of an increase in the number of observable quotations that were readily available to the independent pricing service. As of July 31, 2012, one security in Strategic Income transferred from Level 2 to Level 3 as a result of a decrease in the number of observable quotations that were readily available to the independent pricing service.

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of July 31, 2012:

(000’s omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Futures contracts	$(235)	$-	$-	$(235)
Strategic Income
Futures contracts	$(1,323)	$-	$-	$(1,323)

## At July 31, 2012, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond	$323,360	$11,950	$2,442	$9,508
Floating Rate Income	243,427	2,617	2,097	520
High Income	2,980,765	131,775	23,739	108,036
Municipal Intermediate Bond	139,932	8,047	217	7,830
Short Duration	69,176	337	2,460	(2,123)
Strategic Income	1,012,396	37,377	3,238	34,139

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

investors. These securities have been deemed by the investment manager to be liquid.  At July 31, 2012, these securities amounted to approximately $11,646,000 or 4.2% of net assets for Core Bond, approximately $11,511,000 or 5.0% of net assets for Floating Rate Income, approximately $699,717,000 or 23.3% of net assets for High Income, approximately $400,000 or 0.3% of net assets for Municipal Intermediate Bond, approximately $6,254,000 or 10.2% of net assets for Short Duration, and approximately $75,412,000 or 8.7% of net assets for Strategic Income.

ß	Security is guaranteed by the corporate or non-profit obligor.

Ø
All or a portion of this security was purchased on a when-issued basis.  At July 31, 2012, these securities amounted to $53,159,000 for Core Bond, $8,257,000 for High Income, $3,844,000 for Municipal Intermediate Bond and $177,651,000 for Strategic Income, respectively.

*	Security did not produce income during the last twelve months.

¢	All or a portion of this security was purchased on a delayed delivery basis.

^^	All or a portion of this security has not settled as of July 31, 2012 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

ØØ
All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments and/or financial futures contracts and/or delayed delivery purchase commitments.

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate.  These securities are shown at their current rates as of July 31, 2012, and their final maturities.

c	Payment-in-kind security for which part of the income earned may be paid as additional principal.

Ñ
These securities have been deemed by the investment manager to be illiquid. At July 31, 2012, these securities amounted to approximately $8,088,000 or 3.5% of net assets for Floating Rate Income and approximately $4,745,000 or 0.6% of net assets for Strategic Income.

#
Securities were purchased under Rule 144A of the 1933 Act or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be illiquid.

At July 31, 2012, these securities amounted to approximately $0 or 0.0% of net assets for Core Bond and approximately $0 or 0.0% of net assets for Short Duration.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of July 31, 2012	Fair Value Percentage of Net Assets as of July 31, 2012
Core Bond	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.88%, due 7/13/46	6/29/2006	$642	0.9%	$0	0.0%
Short Duration	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.88%, due 7/13/46	9/14/2007	227	0.2	0	0.0

a	Principal amount is stated in the currency in which the security is denominated.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

AUD = Australian Dollar CAD = Canadian Dollar JPY = Japanese Yen NZD = New Zealand Dollar

z	A zero balance may reflect actual amounts rounding to less than $1,000.

¢¢	At July 31, 2012, open positions in financial futures contracts were as follows:

Fund	Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
Core Bond	September 2012	223 U.S. Treasury Notes, 5 Year	Short	$(221,258)
Core Bond	September 2012	34 U.S. Treasury Notes, 10 Year	Short	(14,187)
Core Bond	September 2012	37 U.S. Treasury Notes, 2 Year	Long	578
Total				$(234,867)
Strategic Income	September 2012	567 U.S. Treasury Notes, 5 Year	Short	$(562,570)
Strategic Income	September 2012	239 U.S. Treasury Notes, 10 Year	Short	(133,578)
Strategic Income	September 2012	47 Australian Dollar	Short	(300,785)
Strategic Income	September 2012	16 Canadian Dollar	Short	(27,415)
Strategic Income	September 2012	12 Japanese Yen	Short	(27,750)
Strategic Income	September 2012	59 New Zealand Dollar	Short	(273,030)
Strategic Income	September 2012	119 U.S. Treasury Notes, 2 Year	Long	(953)
Strategic Income	September 2013	4 New Zealand Bank Bill, 90 Day	Long	79
Strategic Income	December 2013	44 Canada Bankers Acceptance, 3 Month	Long	3,291
Total				$(1,322,711)

At July 31, 2012, the Funds had deposited the following in segregated accounts to cover margin requirements on open futures contracts:

Core Bond	$461,809
Strategic Income	$2,118,039

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: September 27, 2012

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: September 27, 2012